UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class C : FNICX

This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 193	1.65%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Security selection and an overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also helping our relative result were picks in information technology, especially within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's largest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. A non-benchmark stake in Space Exploration Technologies also helped. The company was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Security selection in financials also hampered the fund's result. Also hurting was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Broadcom (+110%). A second notable relative detractor was an underweight in Tesla (+63%). An overweight in Regeneron Pharmaceuticals (-19%) also hurt. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	32.89%	14.50%	12.71%
Class C	33.89%	14.50%	12.71%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$21,798,939,502
Number of Holdings	443
Total Advisory Fee	$125,752,187
Portfolio Turnover	18%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.0
Communication Services	21.4
Financials	14.8
Industrials	12.3
Consumer Discretionary	11.4
Health Care	8.3
Materials	1.5
Energy	1.5
Utilities	1.2
Consumer Staples	1.2
Real Estate	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 2.7
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.9
Canada - 1.9
Taiwan - 0.7
Netherlands - 0.6
United Kingdom - 0.5
China - 0.4
Italy - 0.4
Congo Democratic Republic Of - 0.4
Korea (South) - 0.4
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	11.7
NVIDIA Corp	8.9
Microsoft Corp	6.5
Alphabet Inc Class A	6.1
Amazon.com Inc	5.8
Berkshire Hathaway Inc Class A	5.1
Apple Inc	2.6
Netflix Inc	2.6
Space Exploration Technologies Corp	2.3
Eli Lilly & Co	2.2
53.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914251.100    1279-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Series Opportunistic Insights Fund Fidelity® Series Opportunistic Insights Fund : FVWSX

This annual shareholder report contains information about Fidelity® Series Opportunistic Insights Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Opportunistic Insights Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Stock picks and an overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also bolstering our relative result were picks in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's biggest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The stock was among the fund's biggest holdings. An overweight in Netflix (+83%) also contributed. The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Stock selection in financials, primarily within the financial services industry, also hampered the fund's result. Also hurting was an underweight in consumer discretionary, primarily within the automobiles & components industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). The second-largest relative detractor was an underweight in Tesla (+63%). An overweight in Vertex Pharmaceuticals (-1%) also detracted. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to financials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Opportunistic Insights Fund	36.35%	17.17%	15.10%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$11,265,136,609
Number of Holdings	372
Total Advisory Fee	$0
Portfolio Turnover	23%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.6
Communication Services	21.4
Financials	18.0
Industrials	10.3
Consumer Discretionary	10.1
Health Care	9.0
Consumer Staples	1.4
Materials	1.1
Energy	1.1
Utilities	0.7
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Preferred Stocks - 1.5
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.1
Canada - 2.1
Israel - 0.6
Congo Democratic Republic Of - 0.4
Taiwan - 0.4
Korea (South) - 0.3
Brazil - 0.3
United Kingdom - 0.3
Switzerland - 0.2
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	13.2
NVIDIA Corp	9.8
Berkshire Hathaway Inc Class A	6.1
Amazon.com Inc	5.7
Microsoft Corp	4.5
Netflix Inc	3.0
Apple Inc	2.7
Eli Lilly & Co	2.3
Alphabet Inc Class A	2.2
Alphabet Inc Class C	2.1
51.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914351.100    2459-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class I : FINSX

This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.65%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Security selection and an overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also helping our relative result were picks in information technology, especially within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's largest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. A non-benchmark stake in Space Exploration Technologies also helped. The company was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Security selection in financials also hampered the fund's result. Also hurting was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Broadcom (+110%). A second notable relative detractor was an underweight in Tesla (+63%). An overweight in Regeneron Pharmaceuticals (-19%) also hurt. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	35.22%	15.66%	13.68%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$21,798,939,502
Number of Holdings	443
Total Advisory Fee	$125,752,187
Portfolio Turnover	18%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.0
Communication Services	21.4
Financials	14.8
Industrials	12.3
Consumer Discretionary	11.4
Health Care	8.3
Materials	1.5
Energy	1.5
Utilities	1.2
Consumer Staples	1.2
Real Estate	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 2.7
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.9
Canada - 1.9
Taiwan - 0.7
Netherlands - 0.6
United Kingdom - 0.5
China - 0.4
Italy - 0.4
Congo Democratic Republic Of - 0.4
Korea (South) - 0.4
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	11.7
NVIDIA Corp	8.9
Microsoft Corp	6.5
Alphabet Inc Class A	6.1
Amazon.com Inc	5.8
Berkshire Hathaway Inc Class A	5.1
Apple Inc	2.6
Netflix Inc	2.6
Space Exploration Technologies Corp	2.3
Eli Lilly & Co	2.2
53.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914253.100    1281-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class Z : FZANX

This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.54%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Security selection and an overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also helping our relative result were picks in information technology, especially within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's largest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. A non-benchmark stake in Space Exploration Technologies also helped. The company was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Security selection in financials also hampered the fund's result. Also hurting was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Broadcom (+110%). A second notable relative detractor was an underweight in Tesla (+63%). An overweight in Regeneron Pharmaceuticals (-19%) also hurt. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	35.40%	15.80%	13.82%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$21,798,939,502
Number of Holdings	443
Total Advisory Fee	$125,752,187
Portfolio Turnover	18%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.0
Communication Services	21.4
Financials	14.8
Industrials	12.3
Consumer Discretionary	11.4
Health Care	8.3
Materials	1.5
Energy	1.5
Utilities	1.2
Consumer Staples	1.2
Real Estate	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 2.7
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.9
Canada - 1.9
Taiwan - 0.7
Netherlands - 0.6
United Kingdom - 0.5
China - 0.4
Italy - 0.4
Congo Democratic Republic Of - 0.4
Korea (South) - 0.4
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	11.7
NVIDIA Corp	8.9
Microsoft Corp	6.5
Alphabet Inc Class A	6.1
Amazon.com Inc	5.8
Berkshire Hathaway Inc Class A	5.1
Apple Inc	2.6
Netflix Inc	2.6
Space Exploration Technologies Corp	2.3
Eli Lilly & Co	2.2
53.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914254.100    2539-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class M : FNITX

This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 135	1.15%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Security selection and an overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also helping our relative result were picks in information technology, especially within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's largest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. A non-benchmark stake in Space Exploration Technologies also helped. The company was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Security selection in financials also hampered the fund's result. Also hurting was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Broadcom (+110%). A second notable relative detractor was an underweight in Tesla (+63%). An overweight in Regeneron Pharmaceuticals (-19%) also hurt. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	29.86%	14.27%	12.71%
Class M (without 3.50% sales charge)	34.57%	15.09%	13.11%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$21,798,939,502
Number of Holdings	443
Total Advisory Fee	$125,752,187
Portfolio Turnover	18%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.0
Communication Services	21.4
Financials	14.8
Industrials	12.3
Consumer Discretionary	11.4
Health Care	8.3
Materials	1.5
Energy	1.5
Utilities	1.2
Consumer Staples	1.2
Real Estate	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 2.7
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.9
Canada - 1.9
Taiwan - 0.7
Netherlands - 0.6
United Kingdom - 0.5
China - 0.4
Italy - 0.4
Congo Democratic Republic Of - 0.4
Korea (South) - 0.4
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	11.7
NVIDIA Corp	8.9
Microsoft Corp	6.5
Alphabet Inc Class A	6.1
Amazon.com Inc	5.8
Berkshire Hathaway Inc Class A	5.1
Apple Inc	2.6
Netflix Inc	2.6
Space Exploration Technologies Corp	2.3
Eli Lilly & Co	2.2
53.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914252.100    1280-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Contrafund® Fidelity® Contrafund® : FCNTX

This annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund®	$ 74	0.63%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Picks in information technology, primarily within the semiconductors & semiconductor equipment industry, and industrials, primarily within the capital goods industry, also helped.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's biggest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. An overweight in Netflix (+83%) also helped. The company was one of the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Also hurting our result was security selection in financials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). A second notable relative detractor was an underweight in Broadcom (+110%). An underweight in Tesla (+63%) also hurt.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Contrafund®	35.97%	17.51%	15.29%
S&P 500® Index	25.02%	14.53%	13.10%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$152,766,525,549
Number of Holdings	389
Total Advisory Fee	$851,690,132
Portfolio Turnover	18%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.4
Communication Services	23.6
Financials	18.0
Consumer Discretionary	10.8
Health Care	8.7
Industrials	7.9
Consumer Staples	1.7
Energy	1.2
Materials	1.0
Utilities	0.7
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 1.8
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
Canada - 1.7
Congo Democratic Republic Of - 0.5
Taiwan - 0.4
Switzerland - 0.4
Israel - 0.3
United Kingdom - 0.3
Brazil - 0.3
Netherlands - 0.3
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	15.8
NVIDIA Corp	8.5
Berkshire Hathaway Inc Class A	8.4
Amazon.com Inc	6.8
Microsoft Corp	5.4
Apple Inc	3.4
Eli Lilly & Co	2.6
Alphabet Inc Class A	2.5
Netflix Inc	2.4
Alphabet Inc Class C	2.0
57.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914129.100    22-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Contrafund® K6 Fidelity® Contrafund® K6 : FLCNX

This annual shareholder report contains information about Fidelity® Contrafund® K6 for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund® K6	$ 53	0.45%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our stock picks in media & entertainment helped most. Picks in information technology, primarily within the semiconductors & semiconductor equipment industry, and industrials, primarily within the capital goods industry, also boosted relative performance.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's largest holding. A second notable relative contributor was an overweight in Nvidia (+171%). The stock was one of the fund's largest holdings. An overweight in Netflix (+83%) also contributed. The company was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Also hurting our result was security selection in financials and energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). A second notable relative detractor was an underweight in Tesla (+63%). An underweight in Broadcom (+110%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Contrafund® K6	35.37%	17.14%	16.60%
S&P 500® Index	25.02%	14.53%	14.35%
A   From May 25, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$34,782,795,541
Number of Holdings	383
Total Advisory Fee	$152,941,850
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.2
Communication Services	22.8
Financials	17.8
Consumer Discretionary	10.3
Health Care	9.2
Industrials	7.5
Consumer Staples	1.8
Energy	1.3
Materials	1.1
Utilities	0.8
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 1.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
Canada - 1.9
Congo Democratic Republic Of - 0.5
Taiwan - 0.4
Israel - 0.3
Switzerland - 0.3
Brazil - 0.3
United Kingdom - 0.3
Netherlands - 0.3
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	14.9
NVIDIA Corp	9.5
Berkshire Hathaway Inc Class A	7.7
Amazon.com Inc	6.0
Microsoft Corp	5.6
Apple Inc	3.5
Eli Lilly & Co	2.7
Alphabet Inc Class A	2.5
Netflix Inc	2.5
Alphabet Inc Class C	2.0
56.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914366.100    2946-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Contrafund® Fidelity® Contrafund® Class K : FCNKX

This annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 66	0.56%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Picks in information technology, primarily within the semiconductors & semiconductor equipment industry, and industrials, primarily within the capital goods industry, also helped.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's biggest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. An overweight in Netflix (+83%) also helped. The company was one of the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Also hurting our result was security selection in financials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). A second notable relative detractor was an underweight in Broadcom (+110%). An underweight in Tesla (+63%) also hurt.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	36.05%	17.59%	15.38%
S&P 500® Index	25.02%	14.53%	13.10%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$152,766,525,549
Number of Holdings	389
Total Advisory Fee	$851,690,132
Portfolio Turnover	18%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.4
Communication Services	23.6
Financials	18.0
Consumer Discretionary	10.8
Health Care	8.7
Industrials	7.9
Consumer Staples	1.7
Energy	1.2
Materials	1.0
Utilities	0.7
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 1.8
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
Canada - 1.7
Congo Democratic Republic Of - 0.5
Taiwan - 0.4
Switzerland - 0.4
Israel - 0.3
United Kingdom - 0.3
Brazil - 0.3
Netherlands - 0.3
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	15.8
NVIDIA Corp	8.5
Berkshire Hathaway Inc Class A	8.4
Amazon.com Inc	6.8
Microsoft Corp	5.4
Apple Inc	3.4
Eli Lilly & Co	2.6
Alphabet Inc Class A	2.5
Netflix Inc	2.4
Alphabet Inc Class C	2.0
57.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914128.100    2080-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class A : FNIAX

This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	0.90%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Security selection and an overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also helping our relative result were picks in information technology, especially within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's largest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. A non-benchmark stake in Space Exploration Technologies also helped. The company was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Security selection in financials also hampered the fund's result. Also hurting was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Broadcom (+110%). A second notable relative detractor was an underweight in Tesla (+63%). An overweight in Regeneron Pharmaceuticals (-19%) also hurt. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	27.15%	14.01%	12.72%
Class A (without 5.75% sales charge)	34.91%	15.37%	13.39%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$21,798,939,502
Number of Holdings	443
Total Advisory Fee	$125,752,187
Portfolio Turnover	18%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.0
Communication Services	21.4
Financials	14.8
Industrials	12.3
Consumer Discretionary	11.4
Health Care	8.3
Materials	1.5
Energy	1.5
Utilities	1.2
Consumer Staples	1.2
Real Estate	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 2.7
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.9
Canada - 1.9
Taiwan - 0.7
Netherlands - 0.6
United Kingdom - 0.5
China - 0.4
Italy - 0.4
Congo Democratic Republic Of - 0.4
Korea (South) - 0.4
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	11.7
NVIDIA Corp	8.9
Microsoft Corp	6.5
Alphabet Inc Class A	6.1
Amazon.com Inc	5.8
Berkshire Hathaway Inc Class A	5.1
Apple Inc	2.6
Netflix Inc	2.6
Space Exploration Technologies Corp	2.3
Eli Lilly & Co	2.2
53.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914250.100    1277-TSRA-0325

Item 2.

Code of Ethics

As of the end of the period, December 31, 2024, Fidelity Contrafund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor New Insights Fund, Fidelity Contrafund, Fidelity Contrafund K6 and Fidelity Series Opportunistic Insights Fund (the “Funds”):

Services Billed by PwC

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor New Insights Fund	$72,400	$6,700	$14,800	$2,300
Fidelity Contrafund	$120,000	$7,900	$17,200	$2,700
Fidelity Contrafund K6	$99,500	$5,900	$28,900	$2,100
Fidelity Series Opportunistic Insights Fund	$68,100	$6,300	$12,900	$2,200

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor New Insights Fund	$76,000	$6,600	$24,900	$2,200
Fidelity Contrafund	$127,600	$7,700	$54,600	$2,600
Fidelity Contrafund K6	$109,400	$6,200	$36,800	$2,100
Fidelity Series Opportunistic Insights Fund	$69,200	$6,200	$12,900	$2,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2024A	December 31, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2024A	December 31, 2023A
PwC	$15,401,000	$14,501,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® New Insights Fund

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® New Insights Fund
Consolidated Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	3,189	641
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (c)(d)	11,950	15,297,076
TOTAL AUSTRALIA		15,297,717
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	134,367	26,751,176
BRAZIL - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	12,600	21,425,544
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	1,742,566	18,052,984
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	467,900	26,336,769
TOTAL BRAZIL		65,815,297
CANADA - 1.9%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp	192,194	1,460,673
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	64,872	6,330,825
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	275,300	15,267,951
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
ARC Resources Ltd	66,500	1,206,063
Cameco Corp (United States)	439,500	22,585,905
Canadian Natural Resources Ltd	1,741,776	53,775,797
Cenovus Energy Inc (United States)	687,700	10,418,655
GoviEx Uranium Inc (b)	642,355	22,344
GoviEx Uranium Inc (b)(e)	23,200	806
GoviEx Uranium Inc Class A (b)(e)	2,625,135	91,312
PrairieSky Royalty Ltd	40,000	779,992
Suncor Energy Inc	30,600	1,092,272
		89,973,146
Financials - 0.7%
Banks - 0.1%
Royal Bank of Canada	170,160	20,516,979
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A	5,622	304,909
Brookfield Asset Management Ltd Class A (United States)	286,200	15,509,178
Brookfield Corp Class A	37,400	2,149,631
		17,963,718
Insurance - 0.5%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	51,267	71,330,482
Intact Financial Corp	166,212	30,263,777
		101,594,259
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	78,500	3,077,200
Health Care Equipment & Supplies - 0.0%
I-Pulse Inc (b)(c)(d)	58,562	122,395
I-Pulse Inc (c)	58,562	82,572
		204,967
TOTAL HEALTH CARE		3,282,167

Industrials - 0.2%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	47,700	4,303,017
Ground Transportation - 0.2%
Canadian Pacific Kansas City Ltd	295,864	21,422,328
Professional Services - 0.0%
Thomson Reuters Corp	62,498	10,035,680
TOTAL INDUSTRIALS		35,761,025

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc Subordinate Voting Shares (b)	70,795	6,533,559
IT Services - 0.2%
Shopify Inc Class A (b)	365,008	38,848,360
Software - 0.0%
Constellation Software Inc/Canada	500	1,546,109
TOTAL INFORMATION TECHNOLOGY		46,928,028

Materials - 0.3%
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd/CA	51,700	4,044,789
Alamos Gold Inc Class A	68,300	1,260,090
B2Gold Corp	7,869,379	19,270,384
Franco-Nevada Corp	247,536	29,088,860
Lundin Gold Inc	304,153	6,487,412
Novagold Resources Inc (b)	635,992	2,128,159
Orla Mining Ltd (b)	2,103,703	11,649,432
		73,929,126
TOTAL CANADA		413,007,897
CHINA - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
BYD Co Ltd H Shares	222,000	7,550,915
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (b)	85,300	8,273,247
Hotels, Restaurants & Leisure - 0.0%
Meituan B Shares (b)(e)(f)	94,600	1,839,343
Textiles, Apparel & Luxury Goods - 0.0%
China Hongxing Sports Ltd (b)(c)	5,977,800	43
TOTAL CONSUMER DISCRETIONARY		17,663,548

Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (b)	53,500	1,401,165
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	192,413	39,993,043
TOTAL CHINA		59,057,756
CONGO DEMOCRATIC REPUBLIC OF - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Ivanhoe Mine Ltd Class A (b)(g)	7,130,418	84,625,504
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (b)	29,200	4,019,964
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	376,100	10,515,756
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	50,843	12,408,044
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	45,100	11,062,547
Birkenstock Holding Plc (b)	25,200	1,427,832

TOTAL GERMANY		12,490,379
INDIA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Zomato Ltd (b)	2,766,561	8,988,418
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	448,400	6,368,290
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd/Gandhinagar ADR	565,571	36,117,364
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	444,255	1,796,870
TOTAL INDIA		53,270,942
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.0%
AIB Group PLC	790,600	4,364,966
Bank of Ireland Group PLC	357,600	3,261,918
		7,626,884
Financial Services - 0.1%
Circle Internet Financial LLC (c)	615,508	18,643,738
Circle Internet Financial LLC (c)	68,639	2,079,075
		20,722,813
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	3,900	1,371,981
TOTAL IRELAND		29,721,678
ISRAEL - 0.3%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	1,729,247	38,112,604
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (b)	12,699	2,724,570
Software - 0.1%
Cellebrite DI Ltd (b)	468,560	10,322,377
Check Point Software Technologies Ltd (b)	55,023	10,272,794
		20,595,171
TOTAL INFORMATION TECHNOLOGY		23,319,741

TOTAL ISRAEL		61,432,345
ITALY - 0.4%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Brunello Cucinelli SpA	692,800	75,638,927
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	286,900	12,505,971
TOTAL ITALY		88,144,898
JAPAN - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	52,300	1,434,598
Specialty Retail - 0.1%
Fast Retailing Co Ltd	25,100	8,467,278
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	110,400	2,182,109
TOTAL CONSUMER DISCRETIONARY		12,083,985

Industrials - 0.2%
Industrial Conglomerates - 0.2%
Hitachi Ltd	939,800	23,015,758
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	451,600	6,297,089
Trading Companies & Distributors - 0.0%
ITOCHU Corp	82,600	4,061,804
Mitsui & Co Ltd	105,600	2,190,051
		6,251,855
TOTAL INDUSTRIALS		35,564,702

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	84,000	4,776,143
Materials - 0.0%
Chemicals - 0.0%
Shin-Etsu Chemical Co Ltd	268,200	8,833,739
TOTAL JAPAN		61,258,569
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Hyundai Motor Co	80,127	11,328,750
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,198,265	26,337,865
TOTAL CONSUMER DISCRETIONARY		37,666,615

Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	1,119,060	39,770,890
TOTAL KOREA (SOUTH)		77,437,505
NETHERLANDS - 0.6%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	788,162	20,160,495
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(e)(f)	900	1,337,471
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (b)	106,532	65,517,181
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	71,900	11,946,209
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASM International NV	13,600	7,872,129
ASML Holding NV	32,900	23,044,301
BE Semiconductor Industries NV	50,000	6,852,147
		37,768,577
TOTAL NETHERLANDS		136,729,933
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	1,348,100	6,236,651
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	42,800	1,071,562
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	597,100	32,703,167
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG	407,250	12,443,438
TOTAL SWITZERLAND		45,146,605
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	780,600	154,160,694
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	23,900	5,255,132
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Deliveroo PLC Class A (b)(e)(f)	1,473,420	2,617,451
Flutter Entertainment PLC (United Kingdom) (b)	22,800	5,914,176
		8,531,627
Financials - 0.3%
Banks - 0.1%
Starling Bank Ltd Class D (b)(c)(d)	3,787,848	11,997,277
Capital Markets - 0.1%
London Stock Exchange Group PLC	81,500	11,504,130
Insurance - 0.1%
Hiscox Ltd	2,284,081	30,967,746
TOTAL FINANCIALS		54,469,153

Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC	212,900	27,757,836
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC (b)	2,186,900	15,508,168
Professional Services - 0.0%
RELX PLC	262,300	11,884,547
TOTAL INDUSTRIALS		27,392,715

TOTAL UNITED KINGDOM		118,151,331
UNITED STATES - 89.9%
Communication Services - 21.2%
Entertainment - 2.9%
Electronic Arts Inc	26,000	3,803,800
Liberty Media Corp-Liberty Formula One Class C (b)	368,976	34,189,316
Liberty Media Corp-Liberty Live Class C (b)	17,816	1,212,557
Live Nation Entertainment Inc (b)	34,500	4,467,750
Netflix Inc (b)	631,990	563,305,327
ROBLOX Corp Class A (b)	102,400	5,924,864
Spotify Technology SA (b)	35,100	15,703,038
Walt Disney Co/The	44,200	4,921,670
		633,528,322
Interactive Media & Services - 18.2%
Alphabet Inc Class A	7,040,544	1,332,774,979
Epic Games Inc (b)(c)(d)	23,900	16,216,389
Meta Platforms Inc Class A	4,358,516	2,551,954,704
Reddit Inc Class A	300,152	49,056,843
Reddit Inc Class B (b)	87,201	14,252,131
		3,964,255,046
Media - 0.0%
Omnicom Group Inc	26,100	2,245,644
Trade Desk Inc (The) Class A (b)	21,700	2,550,401
		4,796,045
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	92,900	20,505,817
TOTAL COMMUNICATION SERVICES		4,623,085,230

Consumer Discretionary - 10.3%
Automobiles - 0.2%
General Motors Co	180,936	9,638,461
Rad Power Bikes Inc (b)(c)(d)	474,452	99,635
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	488,383	253,959
Tesla Inc (b)	101,600	41,030,144
		51,022,199
Broadline Retail - 5.8%
Amazon.com Inc (b)	5,663,800	1,242,581,082
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	80,062	25,958,502
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	265,096	34,836,265
Booking Holdings Inc	5,000	24,842,100
Carnival Corp (b)	184,900	4,607,708
Cava Group Inc (b)	118,300	13,344,240
Chipotle Mexican Grill Inc (b)	1,089,450	65,693,835
Churchill Downs Inc	19,100	2,550,614
DraftKings Inc Class A (b)	675,800	25,139,760
Dutch Bros Inc Class A (b)	39,400	2,063,772
Hilton Worldwide Holdings Inc	556,068	137,437,767
Royal Caribbean Cruises Ltd	13,600	3,137,384
Starbucks Corp	94,200	8,595,750
Texas Roadhouse Inc	9,500	1,714,085
Viking Holdings Ltd	194,400	8,565,264
		332,528,544
Household Durables - 0.5%
Blu Homes Inc (b)(c)(d)	98,215,581	30,447
DR Horton Inc	177,075	24,758,627
Garmin Ltd	33,640	6,938,586
Lennar Corp Class A	158,068	21,555,733
PulteGroup Inc	398,200	43,363,980
TopBuild Corp (b)	21,100	6,569,274
		103,216,647
Specialty Retail - 1.9%
Abercrombie & Fitch Co Class A (b)	29,200	4,364,524
Chewy Inc Class A (b)	42,400	1,419,976
Dick's Sporting Goods Inc	11,845	2,710,610
Fanatics Inc Class A (b)(c)(d)	372,921	22,375,260
Floor & Decor Holdings Inc Class A (b)	127,700	12,731,690
Gap Inc/The	270,430	6,390,261
Group 1 Automotive Inc	900	379,332
Home Depot Inc/The	103,000	40,065,970
Lowe's Cos Inc	348,000	85,886,400
Murphy USA Inc	75,800	38,032,650
O'Reilly Automotive Inc (b)	55,471	65,777,512
TJX Cos Inc/The	962,903	116,328,311
Ulta Beauty Inc (b)	20,600	8,959,558
Williams-Sonoma Inc	72,872	13,494,437
		418,916,491
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (b)	145,300	15,914,709
Deckers Outdoor Corp (b)	125,692	25,526,788
Ralph Lauren Corp Class A	43,300	10,001,434
Samsonite International SA (e)(f)	4,331,100	12,045,317
VF Corp (g)	193,800	4,158,948
		67,647,196
TOTAL CONSUMER DISCRETIONARY		2,241,870,661

Consumer Staples - 1.1%
Beverages - 0.4%
Coca-Cola Co/The	1,354,018	84,301,161
Consumer Staples Distribution & Retail - 0.7%
Casey's General Stores Inc	41,600	16,483,168
Costco Wholesale Corp	132,100	121,039,267
Walmart Inc	75,000	6,776,250
		144,298,685
Food Products - 0.0%
Bowery Farming Inc (b)(c)	466,405	5
Bowery Farming Inc warrants (b)(c)(d)	383,862	3
		8
Household Products - 0.0%
Procter & Gamble Co/The	14,200	2,380,630
Personal Care Products - 0.0%
BellRing Brands Inc (b)	6,100	459,574
TOTAL CONSUMER STAPLES		231,440,058

Energy - 1.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	58,184	2,386,708
Oil, Gas & Consumable Fuels - 1.1%
Antero Resources Corp (b)	542,400	19,011,120
Cheniere Energy Inc	175,200	37,645,224
Exxon Mobil Corp	1,432,407	154,084,021
Marathon Petroleum Corp	8,800	1,227,600
Sable Offshore Corp (d)	460,290	10,540,641
Shell PLC ADR	93,574	5,862,411
		228,371,017
TOTAL ENERGY		230,757,725

Financials - 13.4%
Banks - 2.6%
Bank of America Corp	1,911,765	84,022,072
Citigroup Inc	425,200	29,929,828
East West Bancorp Inc	56,100	5,372,135
First Citizens BancShares Inc/NC Class A	8,100	17,115,462
JPMorgan Chase & Co	829,459	198,829,617
Wells Fargo & Co	3,406,616	239,280,708
		574,549,822
Capital Markets - 1.0%
Bank of New York Mellon Corp/The	355,039	27,277,646
Blackstone Inc	51,900	8,948,598
Blue Owl Capital Inc Class A	1,094,900	25,467,374
Charles Schwab Corp/The	17,300	1,280,373
Goldman Sachs Group Inc/The	46,800	26,798,616
Interactive Brokers Group Inc Class A	28,700	5,070,429
KKR & Co Inc Class A	73,900	10,930,549
Moody's Corp	37,530	17,765,576
Morgan Stanley	391,553	49,226,044
MSCI Inc	50,719	30,431,907
Raymond James Financial Inc	18,100	2,811,473
S&P Global Inc	2,600	1,294,878
Tulco LLC (b)(c)(d)(h)	17,377	14,556,018
		221,859,481
Consumer Finance - 0.5%
American Express Co	274,408	81,441,550
Capital One Financial Corp	117,400	20,934,768
Discover Financial Services	71,000	12,299,330
		114,675,648
Financial Services - 7.7%
Apollo Global Management Inc	356,900	58,945,604
Berkshire Hathaway Inc Class A (b)	1,586	1,079,939,120
Block Inc Class A (b)	14,300	1,215,357
Fiserv Inc (b)	326,500	67,069,630
Flywire Corp (b)	419,800	8,656,276
Mastercard Inc Class A	343,400	180,824,138
Paymentus Holdings Inc Class A (b)	24,006	784,276
PayPal Holdings Inc (b)	235,700	20,116,995
Shift4 Payments Inc Class A (b)	68,500	7,108,930
Toast Inc Class A (b)	759,000	27,665,550
Visa Inc Class A	680,800	215,160,032
		1,667,485,908
Insurance - 1.6%
American International Group Inc	206,226	15,013,253
Aon PLC	7,300	2,621,868
Arthur J Gallagher & Co	288,000	81,748,800
Chubb Ltd	473,807	130,912,874
Marsh & McLennan Cos Inc	104,937	22,289,668
Progressive Corp/The	258,910	62,037,425
The Travelers Companies, Inc.	126,138	30,385,383
Willis Towers Watson PLC	4,200	1,315,608
		346,324,879
TOTAL FINANCIALS		2,924,895,738

Health Care - 7.5%
Biotechnology - 1.9%
Alnylam Pharmaceuticals Inc (b)	141,684	33,339,662
Apogee Therapeutics Inc (b)	39,200	1,775,760
Arcellx Inc (b)	31,200	2,392,728
Avidity Biosciences Inc (b)	77,700	2,259,516
Celldex Therapeutics Inc (b)	88,600	2,238,922
Crinetics Pharmaceuticals Inc (b)	23,000	1,175,990
Cytokinetics Inc (b)	42,200	1,985,088
Denali Therapeutics Inc (b)	114,586	2,335,263
Dyne Therapeutics Inc (b)	90,800	2,139,248
Exelixis Inc (b)	38,800	1,292,040
Gilead Sciences Inc	44,500	4,110,465
Insmed Inc (b)	30,600	2,112,624
Janux Therapeutics Inc (b)	68,100	3,646,074
Keros Therapeutics Inc (b)	68,700	1,087,521
Legend Biotech Corp ADR (b)	245,500	7,988,570
Light Sciences Oncology Inc (b)(c)	2,708,254	27
Moderna Inc (b)	39,000	1,621,620
Natera Inc (b)	9,000	1,424,700
Recursion Pharmaceuticals Inc Class A (b)(g)	121,703	822,712
Regeneron Pharmaceuticals Inc (b)	299,199	213,128,424
United Therapeutics Corp (b)	29,255	10,322,334
Vertex Pharmaceuticals Inc (b)	307,646	123,889,044
Viking Therapeutics Inc (b)	25,900	1,042,216
		422,130,548
Health Care Equipment & Supplies - 1.6%
Alcon AG (United States)	122,700	10,416,003
Artivion Inc (b)	292,900	8,374,011
Boston Scientific Corp (b)	1,840,508	164,394,175
Cooper Cos Inc/The (b)	25,501	2,344,307
Glaukos Corp (b)	9,800	1,469,412
Globus Medical Inc Class A (b)	17,100	1,414,341
Insulet Corp (b)	5,200	1,357,563
Intuitive Surgical Inc (b)	208,951	109,064,064
PROCEPT BioRobotics Corp (b)	18,600	1,497,672
Stryker Corp	95,700	34,456,785
TransMedics Group Inc (b)	237,800	14,826,830
		349,615,163
Health Care Providers & Services - 0.8%
BrightSpring Health Services Inc (b)	73,698	1,255,076
Cigna Group/The	113,200	31,259,048
HCA Healthcare Inc	35,300	10,595,295
Tenet Healthcare Corp (b)	167,859	21,188,842
UnitedHealth Group Inc	226,388	114,520,634
		178,818,895
Health Care Technology - 0.3%
Doximity Inc Class A (b)	1,239,600	66,182,244
Veeva Systems Inc Class A (b)	8,008	1,683,682
		67,865,926
Life Sciences Tools & Services - 0.5%
Danaher Corp	162,539	37,310,827
Thermo Fisher Scientific Inc	110,632	57,554,086
Veterinary Emergency Group (b)(c)(d)(h)	184,081	11,694,666
		106,559,579
Pharmaceuticals - 2.4%
Eli Lilly & Co	615,383	475,075,677
Intra-Cellular Therapies Inc (b)	158,117	13,205,932
Merck & Co Inc	240,592	23,934,092
		512,215,701
TOTAL HEALTH CARE		1,637,205,812

Industrials - 9.3%
Aerospace & Defense - 3.8%
Axon Enterprise Inc (b)	46,858	27,848,647
Boeing Co (b)	22,110	3,913,470
BWX Technologies Inc	47,900	5,335,581
GE Aerospace	772,603	128,862,454
HEICO Corp	3,600	855,864
Howmet Aerospace Inc	571,000	62,450,270
Leonardo DRS Inc (b)	87,600	2,830,356
Loar Holdings Inc (g)	27,200	2,010,352
Relativity Space Inc warrants (b)(c)(d)	9,464	2,461
Rocket Lab USA Inc Class A (b)	500	12,735
Space Exploration Technologies Corp (b)(c)(d)	2,573,450	476,088,250
Space Exploration Technologies Corp Class C (b)(c)(d)	45,460	8,410,100
Standardaero Inc	41,500	1,027,540
TransDigm Group Inc	72,962	92,463,283
		812,111,363
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	74,930	3,143,314
Building Products - 1.0%
AZEK Co Inc/The Class A (b)	503,400	23,896,398
Builders FirstSource Inc (b)	253,100	36,175,583
Carrier Global Corp	152,700	10,423,302
Tecnoglass Inc	463,700	36,780,684
Trane Technologies PLC	284,500	105,080,075
		212,356,042
Commercial Services & Supplies - 0.4%
Cintas Corp	187,648	34,283,290
Clean Harbors Inc (b)	76,244	17,546,794
GFL Environmental Inc Subordinate Voting Shares	491,500	21,910,550
Republic Services Inc	46,100	9,274,398
Veralto Corp	69,516	7,080,204
		90,095,236
Construction & Engineering - 0.5%
Bowman Consulting Group Ltd (b)	338,000	8,433,100
Comfort Systems USA Inc	5,900	2,501,954
EMCOR Group Inc	68,258	30,982,306
MYR Group Inc (b)	55,100	8,197,227
Quanta Services Inc	162,500	51,358,125
		101,472,712
Electrical Equipment - 1.4%
Eaton Corp PLC	340,116	112,874,297
GE Vernova Inc	389,325	128,060,672
Generac Holdings Inc (b)	34,632	5,369,692
Hubbell Inc	79,400	33,259,866
Vertiv Holdings Co Class A	287,200	32,628,792
		312,193,319
Ground Transportation - 0.0%
Uber Technologies Inc (b)	17,600	1,061,631
XPO Inc (b)	10,150	1,331,173
		2,392,804
Industrial Conglomerates - 0.1%
3M Co	222,300	28,696,707
Machinery - 1.1%
Caterpillar Inc	65,200	23,651,952
Chart Industries Inc (b)	182,800	34,885,552
Deere & Co	15,200	6,440,240
Ingersoll Rand Inc	32,000	2,894,720
PACCAR Inc	251,242	26,134,193
Parker-Hannifin Corp	182,200	115,884,666
Westinghouse Air Brake Technologies Corp	148,200	28,097,238
		237,988,561
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	42,700	2,764,825
Professional Services - 0.4%
CACI International Inc (b)	40,200	16,243,212
Dayforce Inc (b)	88,400	6,421,376
KBR Inc	510,300	29,561,679
Leidos Holdings Inc	6,800	979,608
Paycom Software Inc	39,300	8,055,321
UL Solutions Inc Class A	58,900	2,937,932
Verisk Analytics Inc	74,100	20,409,363
		84,608,491
Trading Companies & Distributors - 0.6%
FTAI Aviation Ltd	105,000	15,124,200
United Rentals Inc	23,100	16,272,564
WW Grainger Inc	93,200	98,237,460
		129,634,224
TOTAL INDUSTRIALS		2,017,457,598

Information Technology - 24.1%
Communications Equipment - 0.6%
Arista Networks Inc	1,159,812	128,194,020
Ciena Corp (b)	1,300	110,253
Motorola Solutions Inc	23,700	10,954,851
		139,259,124
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	2,915,060	202,450,917
Coherent Corp (b)	21,800	2,065,114
Sanmina Corp (b)	6,767	512,059
Zebra Technologies Corp Class A (b)	3,500	1,351,770
		206,379,860
IT Services - 0.3%
Asac II LP (b)(c)(d)	9,408,021	1,580,548
Cloudflare Inc Class A (b)	88,800	9,561,984
Gartner Inc (b)	60,300	29,213,541
GoDaddy Inc Class A (b)	25,804	5,092,935
Kyndryl Holdings Inc (b)	113,611	3,930,941
Twilio Inc Class A (b)	31,400	3,393,712
X Holdings Corp Class A (b)(c)(d)	97,100	2,964,463
		55,738,124
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices Inc (b)	294,953	35,627,373
Analog Devices Inc	44,705	9,498,024
Applied Materials Inc	247,300	40,218,399
ARM Holdings PLC ADR (b)	62,800	7,747,008
Astera Labs Inc (b)	190,600	25,244,970
Broadcom Inc	603,200	139,845,889
Lam Research Corp	412,000	29,758,760
Marvell Technology Inc	843,074	93,117,523
Micron Technology Inc	472,700	39,782,432
Monolithic Power Systems Inc	3,132	1,853,204
NVIDIA Corp	14,230,960	1,911,075,619
ON Semiconductor Corp (b)	69,700	4,394,585
		2,338,163,786
Software - 8.9%
Adobe Inc (b)	234,851	104,433,543
Agilysys Inc (b)	36,800	4,846,928
Alkami Technology Inc (b)	8,300	304,443
Appfolio Inc Class A (b)	5,200	1,282,944
Applied Intuition Inc Class A (c)(d)	42,935	2,661,970
AppLovin Corp Class A (b)	4,200	1,360,086
Atlassian Corp Class A (b)	6,267	1,525,262
Cadence Design Systems Inc (b)	309,557	93,009,496
Clear Secure Inc Class A	209,500	5,581,080
Coreweave Inc Class A (c)(d)	42,712	40,142,873
CyberArk Software Ltd (b)	48,300	16,091,145
Datadog Inc Class A (b)	57,984	8,285,334
DocuSign Inc (b)	113,300	10,190,202
Dynatrace Inc (b)	22,400	1,217,440
Fair Isaac Corp (b)	300	597,279
Figma Inc Class A (c)(d)	159,400	4,467,982
Fortinet Inc (b)	229,800	21,711,504
HubSpot Inc (b)	1,800	1,254,186
Klaviyo Inc Class A (b)	67,264	2,773,967
Magic Leap Inc Class A (b)(c)(d)	30,863	0
Magic Leap Inc warrants (b)(c)(d)	46,794	1
Microsoft Corp	3,290,615	1,386,994,223
Monday.com Ltd (b)	12,700	2,990,088
Onestream Inc Class A	63,418	1,808,681
OpenAI Global LLC rights (b)(c)(d)	9,175,218	9,175,218
Oracle Corp	6,000	999,840
Palo Alto Networks Inc (b)	24,600	4,476,216
Rubrik Inc Class A (b)	61,300	4,006,568
Salesforce Inc	300,593	100,497,258
Samsara Inc Class A (b)	317,608	13,876,294
Servicenow Inc (b)	67,199	71,239,004
ServiceTitan Inc Class A (b)(g)	10,200	1,049,274
Stripe Inc Class B (b)(c)(d)	83,200	2,288,832
Tanium Inc Class B (b)(c)(d)	1,259,978	11,579,198
Weave Communications Inc (b)	22,600	359,792
Zoom Communications Inc Class A (b)	109,300	8,919,973
		1,941,998,124
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc	2,275,010	569,708,004
Dell Technologies Inc Class C	38,675	4,456,907
		574,164,911
TOTAL INFORMATION TECHNOLOGY		5,255,703,929

Materials - 0.7%
Chemicals - 0.3%
Air Products and Chemicals Inc	4,300	1,247,172
Bolt Projects Holdings Inc Class A (b)(g)	57,577	27,931
Corteva Inc	465,900	26,537,664
Sherwin-Williams Co/The	96,369	32,758,714
		60,571,481
Construction Materials - 0.1%
CRH PLC	98,300	9,094,716
Martin Marietta Materials Inc	31,000	16,011,500
		25,106,216
Containers & Packaging - 0.0%
International Paper Co	163,300	8,788,806
Silgan Holdings Inc	12,500	650,625
		9,439,431
Metals & Mining - 0.3%
ATI Inc (b)	98,100	5,399,424
Freeport-McMoRan Inc	1,269,200	48,331,137
Ivanhoe Electric Inc / US (b)	308,097	2,326,132
Steel Dynamics Inc	36,678	4,183,859
		60,240,552
TOTAL MATERIALS		155,357,680

Real Estate - 0.0%
Health Care REITs - 0.0%
Welltower Inc	77,500	9,767,325
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	29,800	3,912,441
TOTAL REAL ESTATE		13,679,766

Utilities - 1.2%
Electric Utilities - 0.6%
American Electric Power Co Inc	13,000	1,198,990
Constellation Energy Corp	521,524	116,670,134
NRG Energy Inc	95,800	8,643,076
PG&E Corp	229,463	4,630,563
Southern Co/The	22,400	1,843,968
		132,986,731
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	884,000	121,877,080
TOTAL UTILITIES		254,863,811

TOTAL UNITED STATES		19,586,318,008
TOTAL COMMON STOCKS (Cost $6,762,477,970)		21,128,325,343

Convertible Preferred Stocks - 2.7%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	2,032	2,601,143
Canva Inc Series A2 (b)(c)(d)	368	471,073

TOTAL AUSTRALIA		3,072,216
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	130,945	32,429,839
UNITED STATES - 2.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	61,855	12,989
Rad Power Bikes Inc Series C (b)(c)(d)	243,394	138,735
Rad Power Bikes Inc Series D (b)(c)(d)	411,659	391,076
		542,800
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,800	691,656
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	8,102	272,794
GoBrands Inc Series H (b)(c)(d)	10,223	441,225
		714,019
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	125,700	1,590,105
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	70,912	5,260,252
		6,850,357
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	594,600	1,724,340
Intarcia Therapeutics Inc (b)(c)(d)	516,522	5
		1,724,345
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	270,000	2,675,700
Lyra Health Inc Series F (b)(c)(d)	10,070	99,794
Somatus Inc Series E (b)(c)(d)	2,206	2,440,431
		5,215,925
TOTAL HEALTH CARE		6,940,270

Industrials - 2.4%
Aerospace & Defense - 2.3%
Relativity Space Inc Series E (b)(c)(d)	308,359	289,858
Relativity Space Inc Series F (b)(c)(d)	94,642	88,963
Space Exploration Technologies Corp Series G (b)(c)(d)	145,254	268,719,900
Space Exploration Technologies Corp Series H (b)(c)(d)	42,094	77,873,900
Space Exploration Technologies Corp Series N (b)(c)(d)	66,208	122,484,800
		469,457,421
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	208,789	8,758,699
Zipline International Inc Series F (b)(c)(d)	79,020	3,314,889
Zipline International Inc Series G (c)(d)	182,718	7,665,020
		19,738,608
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	52,096	7,010,038
TOTAL INDUSTRIALS		496,206,067

Information Technology - 0.2%
Software - 0.2%
Applied Intuition Inc Series A2 (c)(d)	55,889	3,465,118
Applied Intuition Inc Series B2 (c)(d)	26,948	1,670,776
Magic Leap Inc Series AA (b)(c)(d)	325,855	3
MOLOCO Inc Series A (b)(c)(d)	39,638	2,588,361
Nuro Inc/CA Series C (b)(c)(d)	491,080	1,610,742
Nuro Inc/CA Series D (b)(c)(d)	94,265	391,200
Stripe Inc Series H (b)(c)(d)	34,900	960,099
Stripe Inc Series I (b)(c)(d)	611,900	16,833,370
xAI Corp Series C (c)(d)	308,769	6,684,849
		34,204,518
TOTAL UNITED STATES		546,149,687
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $158,526,164)		581,651,742

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	488,383	637,289
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (c)(d)(i)(j)	2,280,387	0
TOTAL UNITED STATES		637,289
TOTAL PREFERRED SECURITIES (Cost $2,768,769)		637,289

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.36	283,098,310	283,154,929
Fidelity Securities Lending Cash Central Fund (k)(l)	4.35	85,072,718	85,081,225
TOTAL MONEY MARKET FUNDS (Cost $368,236,090)			368,236,154

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $7,292,008,993)	22,078,850,528
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(279,911,026)
NET ASSETS - 100.0%	21,798,939,502

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,247,978,007 or 5.7% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,931,700 or 0.1% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $17,839,582 or 0.1% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	1,604,033

Applied Intuition Inc Class A	7/02/24	2,563,001

Applied Intuition Inc Series A2	7/02/24	3,336,288

Applied Intuition Inc Series B2	7/02/24	1,608,658

Asac II LP	10/10/13	724,512

Beta Technologies Inc Series B, 6%	4/04/22	5,374,744

Blu Homes Inc	5/21/20	169,874

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	14,348,191

Canva Inc Class A	3/18/24	12,746,600

Canva Inc Series A	9/22/23	2,167,455

Canva Inc Series A2	9/22/23	392,531

Coreweave Inc Class A	11/29/23 - 10/03/24	14,102,241

Discord Inc Series I	9/15/21	1,541,748

ElevateBio LLC Series C	3/09/21	2,494,347

Epic Games Inc	7/13/20 - 7/30/20	13,742,500

Fanatics Inc Class A	8/13/20 - 12/15/21	12,263,632

Figma Inc Class A	5/15/24	3,696,964

GoBrands Inc Series G	3/02/21	2,023,210

GoBrands Inc Series H	7/22/21	3,971,539

I-Pulse Inc	3/18/10	50,101

Intarcia Therapeutics Inc	11/14/12	7,040,195

Intarcia Therapeutics Inc 6%	1/03/20	2,280,387

Lyra Health Inc Series E	1/14/21	2,472,282

Lyra Health Inc Series F	6/04/21	158,143

Magic Leap Inc Class A	10/06/17	14,999,526

Magic Leap Inc Series AA	7/07/20	5,624,300

Magic Leap Inc warrants	7/07/20	0

MOLOCO Inc Series A	6/26/23	2,378,280

Nuro Inc/CA Series C	10/30/20	6,410,853

Nuro Inc/CA Series D	10/29/21	1,965,022

OpenAI Global LLC rights	9/30/24	9,175,218

Rad Power Bikes Inc	1/21/21	2,288,681

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	488,383

Rad Power Bikes Inc Series A	1/21/21	298,379

Rad Power Bikes Inc Series C	1/21/21	1,174,094

Rad Power Bikes Inc Series D	9/17/21	3,945,258

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc Series E	5/27/21	7,041,409

Relativity Space Inc Series F	11/14/23	2,145,250

Relativity Space Inc warrants	11/14/23	0

Sable Offshore Corp	1/16/24	4,602,900

Somatus Inc Series E	1/31/22	1,925,033

Space Exploration Technologies Corp	10/16/15 - 2/16/21	29,627,970

Space Exploration Technologies Corp Class C	9/11/17	613,710

Space Exploration Technologies Corp Series G	1/20/15	11,251,375

Space Exploration Technologies Corp Series H	8/04/17	5,682,690

Space Exploration Technologies Corp Series N	8/04/20	17,876,160

Starling Bank Ltd Class D	6/18/21 - 4/05/22	7,251,743

Stripe Inc Class B	5/18/21	3,338,681

Stripe Inc Series H	3/15/21	1,400,363

Stripe Inc Series I	3/20/23 - 5/12/23	12,320,080

Tanium Inc Class B	4/21/17 - 9/18/20	9,906,875

Tenstorrent Holdings Inc Series C1	4/23/21	4,216,027

Tulco LLC	8/24/17	5,868,468

Veterinary Emergency Group	9/16/21 - 11/13/23	7,037,189

X Holdings Corp Class A	10/25/22	9,710,000

xAI Corp Series C	11/22/24	6,684,849

Zipline International Inc	10/12/21	2,697,480

Zipline International Inc Series E	12/21/20	6,812,660

Zipline International Inc Series F	4/11/23	3,176,375

Zipline International Inc Series G	6/07/24	7,664,344

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	230,569,127	4,375,195,767	4,322,642,130	11,987,403	32,165	-	283,154,929	283,098,310	0.6%
Fidelity Securities Lending Cash Central Fund	61,314,709	854,280,822	830,514,306	309,631	-	-	85,081,225	85,072,718	0.4%
Total	291,883,836	5,229,476,589	5,153,156,436	12,297,034	32,165	-	368,236,154	368,171,028

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,644,706,398	4,608,329,514	20,160,495	16,216,389
Consumer Discretionary	2,485,909,452	2,433,963,822	29,186,286	22,759,344
Consumer Staples	246,708,009	246,708,001	-	8
Energy	327,099,161	327,099,161	-	-
Financials	3,221,977,452	3,155,623,092	19,078,252	47,276,108
Health Care	1,816,455,949	1,776,798,453	27,757,836	11,899,660
Industrials	2,143,497,293	1,592,895,751	62,957,417	487,644,125
Information Technology	5,624,345,234	5,466,595,739	67,591,334	90,158,161
Materials	349,082,818	340,249,079	8,833,739	-
Real Estate	13,679,766	13,679,766	-	-
Utilities	254,863,811	254,863,811	-	-

Convertible Preferred Stocks
Communication Services	32,429,839	-	-	32,429,839
Consumer Discretionary	1,234,456	-	-	1,234,456
Consumer Staples	714,019	-	-	714,019
Financials	6,850,357	-	-	6,850,357
Health Care	6,940,270	-	-	6,940,270
Industrials	496,206,067	-	-	496,206,067
Information Technology	37,276,734	-	-	37,276,734

Preferred Securities
Consumer Discretionary	637,289	-	-	637,289
Health Care	-	-	-	-

Money Market Funds	368,236,154	368,236,154	-	-
Total Investments in Securities:	22,078,850,528	20,585,042,343	235,565,359	1,258,242,826
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Beginning Balance	$740,268,662
Net Realized Gain (Loss) on Investment Securities	(3)
Net Unrealized Gain (Loss) on Investment Securities	473,586,064
Cost of Purchases	50,420,641
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(6,032,538)
Ending Balance	$1,258,242,826
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2024	$473,586,064

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $80,850,695) - See accompanying schedule:
Unaffiliated issuers (cost $6,923,772,903)	$21,710,614,374
Fidelity Central Funds (cost $368,236,090)	368,236,154

Total Investment in Securities (cost $7,292,008,993)		$22,078,850,528
Foreign currency held at value (cost $86,704)		84,693
Receivable for investments sold		2,471,679
Receivable for fund shares sold		7,066,226
Dividends receivable		6,903,533
Distributions receivable from Fidelity Central Funds		823,769
Prepaid expenses		18,806
Other receivables		918,525
Total assets		22,097,137,759
Liabilities
Payable for investments purchased	$51,058
Payable for fund shares redeemed	193,988,507
Distributions payable	9,417
Accrued management fee	13,555,024
Distribution and service plan fees payable	3,068,393
Other payables and accrued expenses	2,474,558
Collateral on securities loaned	85,051,300
Total liabilities		298,198,257
Net Assets		$21,798,939,502
Net Assets consist of:
Paid in capital		$6,832,898,484
Total accumulated earnings (loss)		14,966,041,018
Net Assets		$21,798,939,502

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($7,897,637,525 ÷ 190,463,182 shares)(a)		$41.47
Maximum offering price per share (100/94.25 of $41.47)		$44.00
Class M :
Net Asset Value and redemption price per share ($1,892,816,400 ÷ 49,401,114 shares)(a)		$38.32
Maximum offering price per share (100/96.50 of $38.32)		$39.71
Class C :
Net Asset Value and offering price per share ($664,700,800 ÷ 22,251,302 shares)(a)		$29.87
Class I :
Net Asset Value, offering price and redemption price per share ($9,062,666,110 ÷ 207,842,380 shares)		$43.60
Class Z :
Net Asset Value, offering price and redemption price per share ($2,281,118,667 ÷ 52,017,901 shares)		$43.85
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$127,054,064
Interest		37,632
Income from Fidelity Central Funds (including $309,631 from security lending)		12,297,034
Total income		139,388,730
Expenses
Management fee
Basic fee	$129,526,098
Performance adjustment	(2,945,211)
Transfer agent fees	4,776,701
Distribution and service plan fees	34,171,357
Accounting fees	265,480
Custodian fees and expenses	279,836
Independent trustees' fees and expenses	87,988
Registration fees	198,795
Audit fees	122,292
Legal	25,101
Miscellaneous	397,670
Total expenses before reductions	166,906,107
Expense reductions	(828,700)
Total expenses after reductions		166,077,407
Net Investment income (loss)		(26,688,677)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $200,803)	1,604,862,623
Redemptions in-kind	419,290,241
Fidelity Central Funds	32,165
Foreign currency transactions	(117,665)
Futures contracts	(8,519,184)
Total net realized gain (loss)		2,015,548,180
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $870,081)	4,055,620,464
Unfunded commitments	119,160
Assets and liabilities in foreign currencies	(174,812)
Total change in net unrealized appreciation (depreciation)		4,055,564,812
Net gain (loss)		6,071,112,992
Net increase (decrease) in net assets resulting from operations		$6,044,424,315
Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(26,688,677)	$62,781,374
Net realized gain (loss)	2,015,548,180	1,041,996,694
Change in net unrealized appreciation (depreciation)	4,055,564,812	3,926,099,827
Net increase (decrease) in net assets resulting from operations	6,044,424,315	5,030,877,895
Distributions to shareholders	(1,234,294,863)	(1,099,712,941)

Share transactions - net increase (decrease)	(995,341,372)	(791,690,489)
Total increase (decrease) in net assets	3,814,788,080	3,139,474,465

Net Assets
Beginning of period	17,984,151,422	14,844,676,957
End of period	$21,798,939,502	$17,984,151,422

Consolidated Financial Highlights
Fidelity Advisor® New Insights Fund Class A

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.50	$25.50	$40.22	$36.57	$32.08
Income from Investment Operations
Net investment income (loss) A,B	(.09)	.09	.10	(.16)	(.10)
Net realized and unrealized gain (loss)	11.49	8.92	(10.99)	8.90	7.57
Total from investment operations	11.40	9.01	(10.89)	8.74	7.47
Distributions from net investment income	(.02)	(.07)	(.12)	-	- C
Distributions from net realized gain	(2.41)	(1.94)	(3.71)	(5.09)	(2.97)
Total distributions	(2.43)	(2.01)	(3.83)	(5.09)	(2.98) D
Net asset value, end of period	$41.47	$32.50	$25.50	$40.22	$36.57
Total Return E,F	34.91%	35.95%	(27.48)%	24.30%	23.64%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.90%	.69%	.70%	.93%	1.10%
Expenses net of fee waivers, if any	.90%	.68%	.70%	.93%	1.10%
Expenses net of all reductions	.90%	.68%	.70%	.93%	1.10%
Net investment income (loss)	(.23)%	.29%	.32%	(.40)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,897,638	$6,311,442	$5,101,386	$8,124,425	$6,752,941
Portfolio turnover rate I	18 % J	15%	32% J	29%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class M

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.24	$23.85	$37.93	$34.81	$30.73
Income from Investment Operations
Net investment income (loss) A,B	(.17)	.01	.02	(.25)	(.17)
Net realized and unrealized gain (loss)	10.68	8.32	(10.34)	8.46	7.22
Total from investment operations	10.51	8.33	(10.32)	8.21	7.05
Distributions from net investment income	(.02)	- C	(.05)	-	-
Distributions from net realized gain	(2.41)	(1.94)	(3.71)	(5.09)	(2.97)
Total distributions	(2.43)	(1.94)	(3.76)	(5.09)	(2.97)
Net asset value, end of period	$38.32	$30.24	$23.85	$37.93	$34.81
Total Return D,E	34.57%	35.60%	(27.64)%	24.00%	23.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.15%	.94%	.95%	1.18%	1.35%
Expenses net of fee waivers, if any	1.15%	.93%	.94%	1.18%	1.35%
Expenses net of all reductions	1.15%	.93%	.94%	1.18%	1.35%
Net investment income (loss)	(.48)%	.04%	.07%	(.65)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,892,816	$1,537,166	$1,254,016	$2,027,325	$1,855,830
Portfolio turnover rate H	18 % I	15%	32% I	29%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class C

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.08	$19.41	$31.89	$30.09	$27.03
Income from Investment Operations
Net investment income (loss) A,B	(.28)	(.11)	(.11)	(.38)	(.29)
Net realized and unrealized gain (loss)	8.50	6.72	(8.66)	7.27	6.32
Total from investment operations	8.22	6.61	(8.77)	6.89	6.03
Distributions from net investment income	(.02)	- C	-	-	-
Distributions from net realized gain	(2.41)	(1.94)	(3.71)	(5.09)	(2.97)
Total distributions	(2.43)	(1.94)	(3.71)	(5.09)	(2.97)
Net asset value, end of period	$29.87	$24.08	$19.41	$31.89	$30.09
Total Return D,E	33.89%	34.86%	(28.02)%	23.36%	22.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.65%	1.45%	1.46%	1.70%	1.86%
Expenses net of fee waivers, if any	1.65%	1.45%	1.46%	1.69%	1.86%
Expenses net of all reductions	1.65%	1.45%	1.46%	1.69%	1.86%
Net investment income (loss)	(.97)%	(.47)%	(.45)%	(1.17)%	(1.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$664,701	$641,565	$672,129	$1,376,480	$1,973,253
Portfolio turnover rate H	18 % I	15%	32% I	29%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class I

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$34.00	$26.60	$41.73	$37.69	$32.90
Income from Investment Operations
Net investment income (loss) A,B	.01	.17	.19	(.06)	(.01)
Net realized and unrealized gain (loss)	12.02	9.31	(11.41)	9.19	7.78
Total from investment operations	12.03	9.48	(11.22)	9.13	7.77
Distributions from net investment income	(.02)	(.14)	(.20)	-	- C
Distributions from net realized gain	(2.41)	(1.94)	(3.71)	(5.09)	(2.97)
Total distributions	(2.43)	(2.08)	(3.91)	(5.09)	(2.98) D
Net asset value, end of period	$43.60	$34.00	$26.60	$41.73	$37.69
Total Return E	35.22%	36.26%	(27.28)%	24.62%	23.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65%	.44%	.45%	.68%	.85%
Expenses net of fee waivers, if any	.65%	.43%	.44%	.68%	.85%
Expenses net of all reductions	.65%	.43%	.44%	.68%	.84%
Net investment income (loss)	.03%	.54%	.57%	(.15)%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,062,666	$7,795,989	$6,584,612	$12,335,063	$12,218,735
Portfolio turnover rate H	18 % I	15%	32% I	29%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class Z

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$34.14	$26.70	$41.89	$37.77	$32.93
Income from Investment Operations
Net investment income (loss) A,B	.06	.21	.23	(.01)	.03
Net realized and unrealized gain (loss)	12.08	9.35	(11.47)	9.22	7.79
Total from investment operations	12.14	9.56	(11.24)	9.21	7.82
Distributions from net investment income	(.02)	(.18)	(.24)	-	- C
Distributions from net realized gain	(2.41)	(1.94)	(3.71)	(5.09)	(2.97)
Total distributions	(2.43)	(2.12)	(3.95)	(5.09)	(2.98) D
Net asset value, end of period	$43.85	$34.14	$26.70	$41.89	$37.77
Total Return E	35.40%	36.43%	(27.21)%	24.79%	24.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.54%	.32%	.33%	.56%	.73%
Expenses net of fee waivers, if any	.54%	.31%	.32%	.56%	.73%
Expenses net of all reductions	.54%	.31%	.32%	.56%	.72%
Net investment income (loss)	.14%	.66%	.69%	(.03)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,281,119	$1,697,989	$1,232,534	$2,572,098	$2,100,757
Portfolio turnover rate H	18 % I	15%	32% I	29%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$675,953,795	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 61.8 / 12.6	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	21.3 - 33.4 / 32.5	Increase
			Enterprise value/Net income multiple (EV/NI)	14.0	Increase
		Recovery value	Recovery value	$0.00 - $0.17 / $0.14	Increase
		Black scholes	Discount rate	4.3% - 4.4% / 4.4%	Increase
			Term	1.0 - 5.0 / 2.1	Increase
			Volatility	60.0% - 100.0% / 60.1%	Increase
Convertible Preferred Stocks	$581,651,742	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 61.8 / 18.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	33.4	Increase
		Market approach	Transaction price	$20.85	Increase
			Discount rate	85.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.3% - 4.4% / 4.3%	Increase
			Term	2.0 - 5.0 / 2.8	Increase
			Volatility	60.0% - 80.0% / 76.8%	Increase
Preferred Securities	$637,289	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.4%	Increase
			Term	2.1	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor New Insights Fund	$918,532

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,946,749,642
Gross unrealized depreciation	(256,136,816)
Net unrealized appreciation (depreciation)	$14,690,612,826
Tax Cost	$7,388,237,702

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$277,527,657
Net unrealized appreciation (depreciation) on securities and other investments	$14,690,541,107

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$8,328,554	$ 52,265,020
Long-term Capital Gains	1,225,966,309	1,047,447,921
Total	$1,234,294,863	$ 1,099,712,941

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via reorganization, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor New Insights Fund	26,250,684.12

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor New Insights Fund	3,726,076,324	5,192,696,767

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor New Insights Fund	16,097,862	419,290,241	649,888,338
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.66
Class M	.66
Class C	.68
Class I	.66
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.66
Class I	.66
Class Z	.54

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor New Insights Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was (.01) %.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	18,483,650	101,686
Class M	.25%	.25%	8,932,555	10,355
Class C	.75%	.25%	6,755,152	471,147
			34,171,357	583,188
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	752,331
Class M	68,551
Class CA	7,894
828,776

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	1,798,562.1618
Class M	431,138.1598
Class C	194,060.1752
Class I	2,226,772.1627
Class Z	126,169.0420
	4,776,701

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor New Insights Fund	.0084

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor New Insights Fund	57,346

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor New Insights Fund	214,739,648	371,853,336	134,637,003

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor New Insights Fund	1,432

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Advisor New Insights Fund	31,187

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor New Insights Fund	32,726	2,352	-
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $828,700.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Advisor New Insights Fund
Distributions to shareholders
Class A	$444,889,868	$378,729,823
Class M	115,171,352	95,811,361
Class C	52,403,157	53,086,384
Class I	494,509,886	472,394,959
Class Z	127,320,600	99,690,414
Total	$1,234,294,863	$1,099,712,941
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Advisor New Insights Fund
Class A
Shares sold	11,655,223	12,899,491	$456,328,249	$381,821,358
Reinvestment of distributions	9,905,753	11,775,998	421,256,507	358,110,055
Shares redeemed	(25,294,216)	(30,528,497)	(989,115,170)	(898,022,889)
Net increase (decrease)	(3,733,240)	(5,853,008)	$(111,530,414)	$(158,091,476)
Class M
Shares sold	2,844,770	2,294,145	$103,036,376	$63,582,152
Reinvestment of distributions	2,858,247	3,312,319	112,384,623	93,718,113
Shares redeemed	(7,134,562)	(7,359,727)	(258,927,025)	(203,356,413)
Net increase (decrease)	(1,431,545)	(1,753,263)	$(43,506,026)	$(46,056,148)
Class C
Shares sold	2,148,749	1,912,643	$62,178,877	$42,813,574
Reinvestment of distributions	1,688,218	2,320,690	51,766,614	52,323,390
Shares redeemed	(8,223,325)	(12,230,884)	(235,053,373)	(271,137,293)
Net increase (decrease)	(4,386,358)	(7,997,551)	$(121,107,882)	$(176,000,329)
Class I
Shares sold	38,417,922	25,282,080	$1,576,251,183	$785,846,570
Reinvestment of distributions	10,241,097	13,705,916	457,276,599	436,108,435
Shares redeemed	(70,102,386)	(57,287,276)	(2,853,278,625)	(1,762,092,847)
Net increase (decrease)	(21,443,367)	(18,299,280)	$(819,750,843)	$(540,137,842)
Class Z
Shares sold	11,959,909	12,387,858	$500,031,493	$395,001,100
Reinvestment of distributions	2,333,214	2,612,026	105,000,054	83,691,200
Shares redeemed	(12,004,025)	(11,433,870)	(504,477,754)	(350,096,994)
Net increase (decrease)	2,289,098	3,566,014	$100,553,793	$128,595,306
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Advisor New Insights Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Advisor New Insights Fund and its subsidiaries (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $1,575,019,596, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class C, Class M, Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class C, Class M, Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	107,413,165,703.86	95.45
Withheld	5,115,205,734.52	4.55
TOTAL	112,528,371,438.38	100.00
Robert A. Lawrence
Affirmative	106,925,132,614.87	95.02
Withheld	5,603,238,823.51	4.98
TOTAL	112,528,371,438.38	100.00
Vijay C. Advani
Affirmative	106,908,299,345.67	95.01
Withheld	5,620,072,092.71	4.99
TOTAL	112,528,371,438.38	100.00
Thomas P. Bostick
Affirmative	107,023,189,484.37	95.11
Withheld	5,505,181,954.01	4.89
TOTAL	112,528,371,438.38	100.00
Donald F. Donahue
Affirmative	107,148,439,746.95	95.22
Withheld	5,379,931,691.43	4.78
TOTAL	112,528,371,438.38	100.00
Vicki L. Fuller
Affirmative	107,159,480,594.93	95.23
Withheld	5,368,890,843.45	4.77
TOTAL	112,528,371,438.38	100.00
Patricia L. Kampling
Affirmative	107,220,897,546.66	95.28
Withheld	5,307,473,891.72	4.72
TOTAL	112,528,371,438.38	100.00
Thomas A. Kennedy
Affirmative	107,004,892,718.66	95.09
Withheld	5,523,478,719.73	4.91
TOTAL	112,528,371,438.38	100.00
Oscar Munoz
Affirmative	106,701,787,976.15	94.82
Withheld	5,826,583,462.23	5.18
TOTAL	112,528,371,438.38	100.00
Karen B. Peetz
Affirmative	107,369,162,431.54	95.42
Withheld	5,159,209,006.84	4.58
TOTAL	112,528,371,438.38	100.00
David M. Thomas
Affirmative	106,815,962,138.16	94.92
Withheld	5,712,409,300.22	5.08
TOTAL	112,528,371,438.38	100.00
Susan Tomasky
Affirmative	107,029,000,908.81	95.11
Withheld	5,499,370,529.58	4.89
TOTAL	112,528,371,438.38	100.00
Michael E. Wiley
Affirmative	106,863,215,681.69	94.97
Withheld	5,665,155,756.69	5.03
TOTAL	112,528,371,438.38	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.796407.121
ANIF-ANN-0325
Fidelity® Contrafund®

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Contrafund®
Consolidated Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	2,096,400	421,709
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (c)(d)	88,378	113,131,794
Materials - 0.0%
Metals & Mining - 0.0%
Sunrise Energy Metals Ltd (b)	2,442,948	355,335
TOTAL AUSTRALIA		113,908,838
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	555,244	110,543,734
BRAZIL - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	130,011	221,075,905
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	16,353,813	169,425,503
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	724,522	40,781,296
TOTAL BRAZIL		431,282,704
CANADA - 1.7%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp	2,062,963	15,678,519
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	501,164	48,908,335
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	709,253	39,334,689
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ARC Resources Ltd (e)	717,637	13,015,268
Cameco Corp (United States)	1,328,311	68,261,902
Canadian Natural Resources Ltd	9,577,909	295,709,487
Centaurus Energy Inc (b)(c)	1	1
PrairieSky Royalty Ltd	387,222	7,550,755
Suncor Energy Inc	343,189	12,250,184
		396,787,597
Financials - 0.8%
Banks - 0.2%
Royal Bank of Canada	3,053,836	368,215,142
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A	55,095	2,988,073
Brookfield Asset Management Ltd Class A (United States)	2,987,705	161,903,734
Brookfield Corp Class A	388,115	22,307,601
		187,199,408
Insurance - 0.5%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	218,901	304,568,507
Intact Financial Corp	1,411,085	256,929,477
		561,497,984
TOTAL FINANCIALS		1,116,912,534

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (e)	530,713	47,875,620
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd	153,607	11,122,068
Professional Services - 0.1%
Thomson Reuters Corp	625,878	100,500,998
TOTAL INDUSTRIALS		159,498,686

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc Subordinate Voting Shares (b)	738,793	68,182,044
IT Services - 0.3%
Shopify Inc Class A (b)	3,732,381	397,243,014
Software - 0.0%
Constellation Software Inc/Canada	5,032	15,560,045
TOTAL INFORMATION TECHNOLOGY		480,985,103

Materials - 0.2%
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd/CA	581,540	45,497,227
Alamos Gold Inc Class A	766,992	14,150,494
B2Gold Corp	25,456,809	62,338,146
Franco-Nevada Corp	1,154,688	135,691,605
High Power Exploration Inc (b)(c)(d)	14,027,051	18,515,707
Lundin Gold Inc	2,246,454	47,915,600
Novagold Resources Inc (b)	4,728,395	15,822,171
Orla Mining Ltd (b)	2,106,194	11,663,226
		351,594,176
TOTAL CANADA		2,609,699,639
CHINA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	2,425,992	82,515,581
Hotels, Restaurants & Leisure - 0.0%
Meituan B Shares (b)(f)(g)	1,062,418	20,656,987
TOTAL CONSUMER DISCRETIONARY		103,172,568

Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (b)	603,000	15,792,570
TOTAL CHINA		118,965,138
CONGO DEMOCRATIC REPUBLIC OF - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Ivanhoe Mine Ltd (b)(f)	11,947,496	141,795,737
Ivanhoe Mine Ltd Class A (b)	46,181,799	548,096,623

TOTAL CONGO DEMOCRATIC REPUBLIC OF		689,892,360
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc	4,183,641	116,974,602
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	568,909	138,840,114
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	437,127	107,222,567
Birkenstock Holding Plc (b)	281,200	15,932,792

TOTAL GERMANY		123,155,359
IRELAND - 0.2%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	5,524,022	30,498,570
Bank of Ireland Group PLC	2,681,545	24,460,236
		54,958,806
Financial Services - 0.0%
Circle Internet Financial LLC (c)	1,059,433	32,090,226
Circle Internet Financial LLC (c)	637,828	19,319,810
		51,410,036
Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	473,733	166,654,532
TOTAL IRELAND		273,023,374
ISRAEL - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(c)(d)	340,545	15,447,121
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	17,268,767	380,603,625
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (b)	114,766	24,623,045
Software - 0.1%
Cellebrite DI Ltd (b)	291,352	6,418,485
Check Point Software Technologies Ltd (b)	503,043	93,918,128
		100,336,613
TOTAL INFORMATION TECHNOLOGY		124,959,658

TOTAL ISRAEL		521,010,404
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	90,343	3,938,051
JAPAN - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	565,534	15,512,693
Specialty Retail - 0.1%
Fast Retailing Co Ltd	270,819	91,358,557
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	1,196,910	23,657,505
TOTAL CONSUMER DISCRETIONARY		130,528,755

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Hitachi Ltd	559,515	13,702,555
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	5,008,804	69,842,525
Trading Companies & Distributors - 0.0%
ITOCHU Corp	899,945	44,254,236
Mitsui & Co Ltd	1,155,502	23,964,101
		68,218,337
TOTAL INDUSTRIALS		151,763,417

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	888,375	50,511,976
TOTAL JAPAN		332,804,148
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.0%
Hyundai Motor Co	670,560	94,807,081
Broadline Retail - 0.2%
Coupang Inc Class A (b)	12,616,598	277,312,824
TOTAL KOREA (SOUTH)		372,119,905
NETHERLANDS - 0.3%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	6,849,984	175,216,602
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(f)(g)	9,862	14,655,710
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	343,180	211,055,700
TOTAL NETHERLANDS		400,928,012
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	13,055,838	60,399,601
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	403,553	10,103,552
SWITZERLAND - 0.4%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
On Holding AG Class A (b)	8,262,197	452,520,530
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	4,386,822	134,038,426
TOTAL SWITZERLAND		586,558,956
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,980,268	588,573,127
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	246,735	54,252,092
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Deliveroo PLC Class A (b)(f)(g)	13,733,571	24,396,948
Flutter Entertainment PLC (United Kingdom) (b)	256,168	66,448,360
		90,845,308
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd Class D (b)(c)(d)	26,724,113	84,643,470
Capital Markets - 0.1%
London Stock Exchange Group PLC	806,128	113,788,969
TOTAL FINANCIALS		198,432,439

Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC (b)	23,521,939	166,803,321
TOTAL UNITED KINGDOM		456,081,068
UNITED STATES - 91.0%
Communication Services - 23.4%
Entertainment - 2.7%
Electronic Arts Inc	292,717	42,824,497
Liberty Media Corp-Liberty Formula One Class C (b)	2,866,498	265,609,705
Liberty Media Corp-Liberty Live Class C (b)	150,378	10,234,727
Live Nation Entertainment Inc (b)	347,040	44,941,680
Netflix Inc (b)	3,874,044	3,453,012,898
ROBLOX Corp Class A (b)	1,150,537	66,570,071
Spotify Technology SA (b)	370,256	165,645,129
Walt Disney Co/The	477,912	53,215,501
		4,102,054,208
Interactive Media & Services - 20.7%
Alphabet Inc Class A	19,913,646	3,769,653,188
Alphabet Inc Class C	16,027,945	3,052,361,846
Epic Games Inc (b)(c)(d)	123,700	83,931,687
Meta Platforms Inc Class A	41,132,191	24,083,309,152
Reddit Inc Class A	2,329,437	380,723,183
Reddit Inc Class B (b)	577,077	94,317,465
		31,464,296,521
Media - 0.0%
Omnicom Group Inc	294,149	25,308,579
Trade Desk Inc (The) Class A (b)	244,901	28,783,215
		54,091,794
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	148,653	32,812,177
TOTAL COMMUNICATION SERVICES		35,653,254,700

Consumer Discretionary - 9.6%
Automobiles - 0.2%
General Motors Co	1,418,060	75,540,056
Rad Power Bikes Inc (b)(c)(d)	2,588,458	543,576
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	2,698,575	1,403,259
Tesla Inc (b)	679,393	274,366,070
		351,852,961
Broadline Retail - 6.8%
Amazon.com Inc (b)	47,111,720	10,335,840,251
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	746,700	242,102,541
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (b)	2,825,172	371,255,853
Booking Holdings Inc	50,538	251,094,010
Carnival Corp (b)	2,076,260	51,740,399
Cava Group Inc (b)	985,874	111,206,587
Chipotle Mexican Grill Inc (b)	2,320,054	139,899,256
Churchill Downs Inc	176,505	23,570,478
DraftKings Inc Class A (b)	387,100	14,400,120
Dutch Bros Inc Class A (b)	443,258	23,217,854
Hilton Worldwide Holdings Inc	1,766,501	436,608,388
Royal Caribbean Cruises Ltd	135,492	31,256,649
Starbucks Corp	1,061,152	96,830,120
Texas Roadhouse Inc	96,343	17,383,167
Viking Holdings Ltd (e)	2,117,437	93,294,274
		1,661,757,155
Household Durables - 0.3%
DR Horton Inc	62,820	8,783,492
Garmin Ltd	336,755	69,459,086
Lennar Corp Class A	2,207,906	301,092,142
PulteGroup Inc	397,660	43,305,174
		422,639,894
Specialty Retail - 0.9%
Abercrombie & Fitch Co Class A (b)	330,443	49,391,315
Chewy Inc Class A (b)	403,573	13,515,660
Dick's Sporting Goods Inc	469,858	107,522,305
Fanatics Inc Class A (b)(c)(d)	2,461,391	147,683,460
Gap Inc/The	2,041,934	48,250,900
Group 1 Automotive Inc	5,564	2,345,115
O'Reilly Automotive Inc (b)	235,214	278,916,761
TJX Cos Inc/The	4,866,922	587,972,847
Williams-Sonoma Inc	1,080,456	200,078,842
		1,435,677,205
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	685,401	139,198,089
Ralph Lauren Corp Class A	388,278	89,684,452
VF Corp	2,003,780	43,001,119
		271,883,660
TOTAL CONSUMER DISCRETIONARY		14,721,753,667

Consumer Staples - 1.7%
Beverages - 0.2%
Coca-Cola Co/The	4,888,961	304,386,712
Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores Inc	380,040	150,583,249
Costco Wholesale Corp	2,125,772	1,947,781,111
Walmart Inc	1,962,866	177,344,943
		2,275,709,303
Food Products - 0.0%
Bowery Farming Inc (b)(c)	349,177	3
Bowery Farming Inc warrants (b)(c)(d)	122,686	1
		4
Household Products - 0.0%
Procter & Gamble Co/The	160,723	26,945,211
Personal Care Products - 0.0%
BellRing Brands Inc (b)	67,476	5,083,642
TOTAL CONSUMER STAPLES		2,612,124,872

Energy - 0.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	542,607	22,257,739
Oil, Gas & Consumable Fuels - 0.9%
Cheniere Energy Inc	70,700	15,191,309
Exxon Mobil Corp	10,699,764	1,150,973,613
Hess Corp	77,691	10,333,680
Marathon Petroleum Corp	99,676	13,904,802
Sable Offshore Corp (d)	4,367,875	100,024,338
Shell PLC ADR	1,024,841	64,206,289
		1,354,634,031
TOTAL ENERGY		1,376,891,770

Financials - 16.8%
Banks - 2.6%
Bank of America Corp	11,559,814	508,053,825
Citigroup Inc	4,650,656	327,359,676
East West Bancorp Inc	512,300	49,057,847
First Citizens BancShares Inc/NC Class A	88,245	186,463,450
JPMorgan Chase & Co	9,268,950	2,221,860,005
Wells Fargo & Co	10,637,315	747,165,006
		4,039,959,809
Capital Markets - 1.2%
Bank of New York Mellon Corp/The	3,486,441	267,863,262
Blackstone Inc	534,620	92,179,180
Charles Schwab Corp/The	194,900	14,424,549
Goldman Sachs Group Inc/The	519,807	297,651,884
Interactive Brokers Group Inc Class A	320,372	56,600,121
KKR & Co Inc Class A	770,753	114,002,076
Moody's Corp	379,726	179,750,897
Morgan Stanley	4,725,898	594,139,897
MSCI Inc	126,525	75,916,265
Raymond James Financial Inc	202,813	31,502,943
S&P Global Inc	29,287	14,585,805
Tulco LLC (b)(c)(d)(h)	140,771	117,918,236
		1,856,535,115
Consumer Finance - 0.8%
American Express Co	2,816,945	836,041,107
Capital One Financial Corp	1,298,253	231,504,475
Discover Financial Services	765,572	132,620,037
		1,200,165,619
Financial Services - 10.7%
Apollo Global Management Inc	90,500	14,946,980
Berkshire Hathaway Inc Class A (b)	18,764	12,776,782,881
Block Inc Class A (b)	161,300	13,708,887
Fiserv Inc (b)	432,501	88,844,355
Mastercard Inc Class A	1,103,170	580,896,227
Paymentus Holdings Inc Class A (b)	146,764	4,794,780
PayPal Holdings Inc (b)	2,562,612	218,718,934
Shift4 Payments Inc Class A (b)(e)	763,800	79,267,164
Toast Inc Class A (b)	1,050,565	38,293,094
Visa Inc Class A	7,590,256	2,398,824,507
		16,215,077,809
Insurance - 1.5%
American International Group Inc	2,978,975	216,869,380
Aon PLC	81,749	29,360,971
Arthur J Gallagher & Co	640,002	181,664,568
Chubb Ltd	1,942,730	536,776,299
Marsh & McLennan Cos Inc	1,280,541	271,999,714
Progressive Corp/The	3,095,851	741,796,858
The Travelers Companies, Inc.	1,368,665	329,697,712
Willis Towers Watson PLC	47,700	14,941,547
		2,323,107,049
TOTAL FINANCIALS		25,634,845,401

Health Care - 8.2%
Biotechnology - 2.2%
Alnylam Pharmaceuticals Inc (b)	564,957	132,940,032
Apogee Therapeutics Inc (b)	261,939	11,865,837
Arcellx Inc (b)	350,875	26,908,604
Avidity Biosciences Inc (b)	783,115	22,772,984
Crinetics Pharmaceuticals Inc (b)	259,395	13,262,866
Denali Therapeutics Inc (b)	1,198,060	24,416,463
Exelixis Inc (b)	298,749	9,948,342
Gilead Sciences Inc	501,345	46,309,238
Insmed Inc (b)	263,303	18,178,439
Janux Therapeutics Inc (b)	459,290	24,590,387
Moderna Inc (b)	402,004	16,715,326
Natera Inc (b)	101,100	16,004,130
Recursion Pharmaceuticals Inc Class A (b)(e)	1,101,468	7,445,923
Regeneron Pharmaceuticals Inc (b)	2,220,585	1,581,789,313
United Therapeutics Corp (b)	302,096	106,591,553
Vertex Pharmaceuticals Inc (b)	3,252,098	1,309,619,865
Viking Therapeutics Inc (b)	216,501	8,711,999
		3,378,071,301
Health Care Equipment & Supplies - 1.5%
Alcon AG (United States)	1,337,063	113,503,278
Boston Scientific Corp (b)	8,066,311	720,482,899
Cooper Cos Inc/The (b)	209,830	19,289,672
Glaukos Corp (b)	94,746	14,206,215
Globus Medical Inc Class A (b)	193,000	15,963,030
Insulet Corp (b)	58,200	15,194,274
Intuitive Surgical Inc (b)	1,840,978	960,916,877
PROCEPT BioRobotics Corp (b)	129,754	10,447,792
Stryker Corp	1,042,228	375,254,191
		2,245,258,228
Health Care Providers & Services - 1.5%
BrightSpring Health Services Inc (b)	511,005	8,702,415
HCA Healthcare Inc	388,395	116,576,759
Tenet Healthcare Corp (b)	1,784,890	225,306,665
UnitedHealth Group Inc	3,948,856	1,997,568,296
		2,348,154,135
Health Care Technology - 0.0%
Doximity Inc Class A (b)	828,452	44,231,053
Veeva Systems Inc Class A (b)	50,613	10,641,383
		54,872,436
Life Sciences Tools & Services - 0.0%
Veterinary Emergency Group (b)(c)(d)(h)	1,114,406	70,798,213
Pharmaceuticals - 3.0%
Eli Lilly & Co	4,877,963	3,765,787,436
Intra-Cellular Therapies Inc (b)	1,366,209	114,105,776
Merck & Co Inc	5,331,298	530,357,525
		4,410,250,737
TOTAL HEALTH CARE		12,507,405,050

Industrials - 6.1%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (b)	498,168	296,071,206
Boeing Co (b)	248,215	43,934,055
GE Aerospace	7,587,921	1,265,589,345
HEICO Corp	24,968	5,935,892
Howmet Aerospace Inc	2,110,844	230,863,008
Leonardo DRS Inc (b)	938,057	30,308,622
Loar Holdings Inc	182,597	13,495,744
Relativity Space Inc warrants (b)(c)(d)	100,694	26,180
Rocket Lab USA Inc Class A (b)	505	12,862
Space Exploration Technologies Corp (b)(c)(d)	3,588,892	663,945,020
Space Exploration Technologies Corp Class C (b)(c)(d)	160,804	29,748,740
TransDigm Group Inc	197,718	250,564,067
		2,830,494,741
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	515,816	21,638,480
Building Products - 0.4%
AZEK Co Inc/The Class A (b)	292,100	13,865,987
Carrier Global Corp	1,618,063	110,448,980
Trane Technologies PLC	1,474,223	544,504,265
		668,819,232
Commercial Services & Supplies - 0.5%
Cintas Corp	1,164,673	212,785,757
Clean Harbors Inc (b)	660,086	151,912,192
GFL Environmental Inc Subordinate Voting Shares	5,185,605	231,168,784
Republic Services Inc	494,955	99,575,047
Veralto Corp	752,207	76,612,283
		772,054,063
Construction & Engineering - 0.0%
Comfort Systems USA Inc	66,200	28,072,772
EMCOR Group Inc	14,944	6,783,082
		34,855,854
Electrical Equipment - 1.5%
Eaton Corp PLC	2,191,464	727,281,158
GE Vernova Inc	3,287,214	1,081,263,301
Generac Holdings Inc (b)	311,501	48,298,230
Hubbell Inc	745,595	312,322,290
Vertiv Holdings Co Class A	774,717	88,015,598
		2,257,180,577
Ground Transportation - 0.0%
Uber Technologies Inc (b)	825,886	49,817,444
XPO Inc (b)	70,415	9,234,927
		59,052,371
Industrial Conglomerates - 0.2%
3M Co	2,463,030	317,952,543
Machinery - 0.7%
Caterpillar Inc	864,469	313,594,775
Deere & Co	169,444	71,793,423
Ingersoll Rand Inc	332,831	30,107,892
PACCAR Inc	2,850,690	296,528,774
Parker-Hannifin Corp	426,140	271,037,824
Westinghouse Air Brake Technologies Corp	326,226	61,849,187
		1,044,911,875
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	425,200	27,531,700
Professional Services - 0.3%
Dayforce Inc (b)(e)	939,489	68,244,481
Leidos Holdings Inc	62,000	8,931,719
Paycom Software Inc	407,714	83,569,139
UL Solutions Inc Class A	657,411	32,791,661
Verisk Analytics Inc	780,125	214,869,829
		408,406,829
Trading Companies & Distributors - 0.6%
FTAI Aviation Ltd	538,918	77,625,748
United Rentals Inc	242,172	170,595,644
WW Grainger Inc	584,237	615,815,010
		864,036,402
TOTAL INDUSTRIALS		9,306,934,667

Information Technology - 23.2%
Communications Equipment - 0.9%
Arista Networks Inc	11,066,140	1,223,140,454
Motorola Solutions Inc	237,495	109,777,314
		1,332,917,768
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	39,031,729	2,710,753,579
Coherent Corp (b)	210,269	19,918,782
Sanmina Corp (b)	46,207	3,496,484
Zebra Technologies Corp Class A (b)	39,647	15,312,464
		2,749,481,309
IT Services - 0.2%
Asac II LP (b)(c)(d)	39,494,500	6,635,076
Cloudflare Inc Class A (b)	997,440	107,404,340
Gartner Inc (b)	148,872	72,124,018
GoDaddy Inc Class A (b)	250,601	49,461,119
Kyndryl Holdings Inc (b)	1,039,404	35,963,378
Twilio Inc Class A (b)	353,918	38,251,457
X Holdings Corp Class A (b)(c)(d)	534,690	16,324,086
		326,163,474
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices Inc (b)	1,014,843	122,582,886
Analog Devices Inc	492,926	104,727,058
Applied Materials Inc	411,638	66,944,688
ARM Holdings PLC ADR (b)	677,942	83,630,925
Astera Labs Inc (b)	753,483	99,798,823
Broadcom Inc	6,452,097	1,495,854,169
Marvell Technology Inc	850,916	93,983,672
Monolithic Power Systems Inc	35,033	20,729,026
NVIDIA Corp	96,469,250	12,954,855,584
		15,043,106,831
Software - 7.1%
Alkami Technology Inc (b)	48,979	1,796,549
Appfolio Inc Class A (b)	36,664	9,045,742
Applied Intuition Inc Class A (c)(d)	141,916	8,798,792
AppLovin Corp Class A (b)	46,700	15,122,861
Atlassian Corp Class A (b)	43,210	10,516,450
Cadence Design Systems Inc (b)	550,457	165,390,310
Clear Secure Inc Class A	1,234,605	32,889,877
Coreweave Inc Class A (c)(d)	112,102	105,359,065
CyberArk Software Ltd (b)	486,153	161,961,872
Datadog Inc Class A (b)	603,982	86,302,988
DocuSign Inc (b)	1,138,823	102,425,741
Dynatrace Inc (b)	156,209	8,489,959
Fair Isaac Corp (b)	949	1,889,392
Figma Inc Class A (c)(d)	1,076,100	30,163,083
Fortinet Inc (b)	2,516,453	237,754,479
Gusto Inc (b)(c)(d)	289,200	11,403,156
HubSpot Inc (b)	20,700	14,423,139
Klaviyo Inc Class A (b)	608,920	25,111,861
Microsoft Corp	19,280,563	8,126,757,305
Monday.com Ltd (b)	141,185	33,240,596
Onestream Inc Class A	438,321	12,500,915
OpenAI Global LLC rights (b)(c)(d)	74,801,903	74,801,903
Oracle Corp	68,931	11,486,662
Palo Alto Networks Inc (b)	206,322	37,542,351
Rubrik Inc Class A (b)	417,470	27,285,839
Salesforce Inc	1,574,134	526,280,220
Samsara Inc Class A (b)	2,700,250	117,973,923
Servicenow Inc (b)	586,282	621,529,274
ServiceTitan Inc Class A (b)(e)	70,500	7,252,335
Stripe Inc Class B (b)(c)(d)	455,600	12,533,556
Tanium Inc Class B (b)(c)(d)	6,742,751	61,965,882
Zoom Communications Inc Class A (b)	1,196,777	97,668,971
		10,797,665,048
Technology Hardware, Storage & Peripherals - 3.4%
Apple Inc	20,590,392	5,156,245,965
Dell Technologies Inc Class C	196,989	22,701,012
		5,178,946,977
TOTAL INFORMATION TECHNOLOGY		35,428,281,407

Materials - 0.3%
Chemicals - 0.1%
Air Products and Chemicals Inc	47,947	13,906,547
Sherwin-Williams Co/The	374,421	127,276,931
		141,183,478
Construction Materials - 0.0%
CRH PLC	1,060,396	98,107,838
Containers & Packaging - 0.1%
International Paper Co	1,824,869	98,214,450
Silgan Holdings Inc	85,471	4,448,765
		102,663,215
Metals & Mining - 0.1%
ATI Inc (b)	332,984	18,327,439
Freeport-McMoRan Inc	2,415,376	91,977,519
Ivanhoe Electric Inc / US (b)	4,013,602	30,302,695
Steel Dynamics Inc	417,142	47,583,388
		188,191,041
TOTAL MATERIALS		530,145,572

Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	791,200	99,714,936
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	245,498	32,231,432
TOTAL REAL ESTATE		131,946,368

Utilities - 0.7%
Electric Utilities - 0.5%
American Electric Power Co Inc	145,332	13,403,970
Constellation Energy Corp	2,830,414	633,191,917
NRG Energy Inc	1,025,299	92,502,476
PG&E Corp	2,203,008	44,456,701
Southern Co/The	215,338	17,726,624
		801,281,688
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	2,179,030	300,422,866
TOTAL UTILITIES		1,101,704,554

TOTAL UNITED STATES		139,005,288,028
TOTAL COMMON STOCKS (Cost $40,814,021,506)		147,118,342,806

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	13,120	16,794,781
Canva Inc Series A2 (b)(c)(d)	2,380	3,046,614

TOTAL AUSTRALIA		19,841,395
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(c)(d)	14,154,085	30,997,446
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	653,587	161,867,356
UNITED STATES - 1.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	337,463	70,867
Rad Power Bikes Inc Series C (b)(c)(d)	1,327,879	756,891
Rad Power Bikes Inc Series D (b)(c)(d)	2,329,100	2,212,645
		3,040,403
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	15,500	3,828,810
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	55,517	1,869,257
GoBrands Inc Series H (b)(c)(d)	69,898	3,016,798
		4,886,055
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (b)(c)(d)	379,681	10,938,610
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	387,402	28,737,480
		39,676,090
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	3,224,900	9,352,210
Intarcia Therapeutics Inc (b)(c)(d)	2,100,446	21
		9,352,231
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Class B (b)(c)(d)	35,877,127	60,435
Lyra Health Inc Series E (b)(c)(d)	1,478,100	14,647,971
Lyra Health Inc Series F (b)(c)(d)	69,520	688,943
Somatus Inc Series E (b)(c)(d)	15,253	16,873,937
		32,271,286
TOTAL HEALTH CARE		41,623,517

Industrials - 1.5%
Aerospace & Defense - 1.4%
Relativity Space Inc Series D (b)(c)(d)	1,673,085	1,087,505
Relativity Space Inc Series E (b)(c)(d)	436,722	410,519
Relativity Space Inc Series F (b)(c)(d)	1,006,942	946,525
Space Exploration Technologies Corp Series G (b)(c)(d)	558,215	1,032,697,751
Space Exploration Technologies Corp Series H (b)(c)(d)	120,282	222,521,700
Space Exploration Technologies Corp Series N (b)(c)(d)	428,458	792,647,300
		2,050,311,300
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	1,317,166	55,255,114
Zipline International Inc Series F (b)(c)(d)	682,143	28,615,899
Zipline International Inc Series G (c)(d)	772,245	32,395,678
		116,266,691
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	259,581	34,929,219
Beta Technologies Inc Series C, 6% (c)(d)	211,900	24,491,402
		59,420,621
TOTAL INDUSTRIALS		2,225,998,612

Information Technology - 0.2%
Software - 0.2%
Applied Intuition Inc Series A2 (c)(d)	184,736	11,453,632
Applied Intuition Inc Series B2 (c)(d)	89,079	5,522,898
Asapp Inc Series C (b)(c)(d)	1,300,504	2,731,058
Carbon Inc Series D (b)(c)(d)	915,425	6,151,656
Carbon Inc Series E (b)(c)(d)	81,735	657,149
Gusto Inc Series D (b)(c)(d)	2,436,137	96,056,882
Gusto Inc Series E (b)(c)(d)	167,099	6,588,714
MOLOCO Inc Series A (b)(c)(d)	419,608	27,400,402
Nuro Inc/CA Series C (b)(c)(d)	3,293,118	10,801,427
Nuro Inc/CA Series D (b)(c)(d)	643,113	2,668,919
Stripe Inc Series H (b)(c)(d)	190,300	5,235,153
Stripe Inc Series I (b)(c)(d)	2,114,059	58,157,763
xAI Corp Series C (c)(d)	3,464,739	75,011,600
		308,437,253
TOTAL UNITED STATES		2,627,490,740
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,010,844,331)		2,840,196,937

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	2,698,575	3,521,370
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (c)(d)(i)(j)	9,273,235	1
TOTAL UNITED STATES		3,521,371
TOTAL PREFERRED SECURITIES (Cost $11,971,810)		3,521,371

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.36	3,054,249,183	3,054,860,033
Fidelity Securities Lending Cash Central Fund (k)(l)	4.35	130,687,354	130,700,423
TOTAL MONEY MARKET FUNDS (Cost $3,185,559,065)			3,185,560,456

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $45,022,396,712)	153,147,621,570
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(381,096,021)
NET ASSETS - 100.0%	152,766,525,549

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,641,102,189 or 3.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $201,505,382 or 0.1% of net assets.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $59,709,645 or 0.0% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/21	6,917,788

Applied Intuition Inc Class A	7/02/24	8,471,661

Applied Intuition Inc Series A2	7/02/24	11,027,797

Applied Intuition Inc Series B2	7/02/24	5,317,562

Asac II LP	10/10/13	3,041,471

Asapp Inc Series C	4/30/21	8,579,555

Beta Technologies Inc Series B, 6%	4/04/22	26,780,972

Beta Technologies Inc Series C, 6%	10/24/24	24,256,193

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	71,616,260

Canva Inc Class A	3/18/24	94,269,375

Canva Inc Series A	9/22/23	13,994,594

Canva Inc Series A2	9/22/23	2,538,653

Carbon Inc Series D	12/15/17	21,375,998

Carbon Inc Series E	3/22/19	2,288,122

Coreweave Inc Class A	11/29/23 - 10/03/24	44,435,299

Discord Inc Series I	9/15/21	8,534,678

ElevateBio LLC Series C	3/09/21	13,528,456

Epic Games Inc	7/13/20 - 7/30/20	71,127,500

Fanatics Inc Class A	8/13/20 - 12/15/21	82,369,063

Figma Inc Class A	5/15/24	24,957,987

Get Credit Healthy Inc Class B	8/17/23	76,544

GoBrands Inc Series G	3/02/21	13,863,555

GoBrands Inc Series H	7/22/21	27,154,715

Gusto Inc	10/01/21	8,325,589

Gusto Inc Series D	7/16/19	32,430,830

Gusto Inc Series E	7/13/21	5,079,029

High Power Exploration Inc	6/03/24	18,515,707

High Power Exploration Inc Series A	11/15/19 - 3/04/21	74,592,028

Intarcia Therapeutics Inc	11/14/12	28,629,079

Intarcia Therapeutics Inc 6%	1/03/20	9,273,235

Lyra Health Inc Series E	1/14/21	13,534,370

Lyra Health Inc Series F	6/04/21	1,091,770

MOLOCO Inc Series A	6/26/23	25,176,480

Nuro Inc/CA Series C	10/30/20	42,990,338

Nuro Inc/CA Series D	10/29/21	13,406,154

OpenAI Global LLC rights	9/30/24	74,801,903

Rad Power Bikes Inc	1/21/21	12,486,307

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	2,698,575

Rad Power Bikes Inc Series A	1/21/21	1,627,868

Rad Power Bikes Inc Series C	1/21/21	6,405,476

Rad Power Bikes Inc Series D	9/17/21	22,321,629

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	3

Rapyd Financial Network 2016 Ltd	3/30/21	24,999,987

Relativity Space Inc Series D	11/20/20	24,974,307

Relativity Space Inc Series E	5/27/21	9,972,591

Relativity Space Inc Series F	11/14/23	22,824,354

Relativity Space Inc warrants	11/14/23	0

Sable Offshore Corp	1/16/24	43,678,750

Somatus Inc Series E	1/31/22	13,310,300

Space Exploration Technologies Corp	10/16/15 - 7/01/24	60,586,875

Space Exploration Technologies Corp Class C	9/11/17 - 7/01/24	5,213,913

Space Exploration Technologies Corp Series G	1/20/15	43,239,334

Space Exploration Technologies Corp Series H	8/04/17	16,238,070

Space Exploration Technologies Corp Series N	8/04/20	115,683,660

Starling Bank Ltd Class D	6/18/21 - 4/05/22	52,246,529

Stripe Inc Class B	5/18/21	18,282,490

Stripe Inc Series H	3/15/21	7,635,788

Stripe Inc Series I	3/20/23 - 5/12/23	42,564,760

Tanium Inc Class B	4/21/17 - 9/18/20	57,901,784

Tenstorrent Holdings Inc Series C1	4/23/21	23,032,751

Tulco LLC	8/24/17 - 9/07/18	52,173,293

Veterinary Emergency Group	9/16/21 - 11/13/23	44,308,445

X Holdings Corp Class A	10/25/22	53,469,000

xAI Corp Series C	11/22/24	75,011,599

Zipline International Inc	10/12/21	18,569,376

Zipline International Inc Series E	12/21/20	42,978,336

Zipline International Inc Series F	4/11/23	27,420,170

Zipline International Inc Series G	6/07/24	32,392,820

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,624,918,860	13,610,959,193	13,181,016,350	110,144,382	(1,670)	-	3,054,860,033	3,054,249,183	6.0%
Fidelity Securities Lending Cash Central Fund	559,473,058	3,705,039,420	4,133,812,055	845,487	-	-	130,700,423	130,687,354	0.6%
Total	3,184,391,918	17,315,998,613	17,314,828,405	110,989,869	(1,670)	-	3,185,560,456	3,184,936,537

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Sable Offshore Corp	-	43,678,750	-	-	-	56,345,588	-	4,367,875
Total	-	43,678,750	-	-	-	56,345,588	-	4,367,875

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	35,844,149,821	35,585,001,532	175,216,602	83,931,687
Consumer Discretionary	16,381,054,934	15,942,086,433	289,338,206	149,630,295
Consumer Staples	2,651,459,561	2,651,459,557	-	4
Energy	1,773,679,367	1,773,679,366	-	1
Financials	27,450,525,577	26,992,262,434	188,844,280	269,418,863
Health Care	13,364,240,793	13,293,442,580	-	70,798,213
Industrials	9,799,463,403	8,765,538,245	318,566,738	715,358,420
Information Technology	37,007,349,689	36,515,721,320	50,511,976	441,116,393
Materials	1,612,768,739	1,594,253,032	-	18,515,707
Real Estate	131,946,368	131,946,368	-	-
Utilities	1,101,704,554	1,101,704,554	-	-

Convertible Preferred Stocks
Communication Services	161,867,356	-	-	161,867,356
Consumer Discretionary	6,869,213	-	-	6,869,213
Consumer Staples	4,886,055	-	-	4,886,055
Financials	39,676,090	-	-	39,676,090
Health Care	41,623,517	-	-	41,623,517
Industrials	2,225,998,612	-	-	2,225,998,612
Information Technology	328,278,648	-	-	328,278,648
Materials	30,997,446	-	-	30,997,446

Preferred Securities
Consumer Discretionary	3,521,370	-	-	3,521,370
Health Care	1	-	-	1

Money Market Funds	3,185,560,456	3,185,560,456	-	-
Total Investments in Securities:	153,147,621,570	147,532,655,877	1,022,477,802	4,592,487,891
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Beginning Balance	$2,960,379,475
Net Realized Gain (Loss) on Investment Securities	16,207
Net Unrealized Gain (Loss) on Investment Securities	1,312,898,025
Cost of Purchases	387,429,877
Proceeds of Sales	(33,430,400)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(34,805,293)
Ending Balance	$4,592,487,891
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2024	$1,296,710,699

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $127,020,472) - See accompanying schedule:
Unaffiliated issuers (cost $41,836,837,647)	$149,962,061,114
Fidelity Central Funds (cost $3,185,559,065)	3,185,560,456

Total Investment in Securities (cost $45,022,396,712)		$153,147,621,570
Foreign currency held at value (cost $480,569)		469,732
Receivable for investments sold		21,896,508
Receivable for fund shares sold		86,004,281
Dividends receivable		38,551,748
Distributions receivable from Fidelity Central Funds		8,331,620
Prepaid expenses		127,445
Other receivables		4,654,187
Total assets		153,307,657,091
Liabilities
Payable to custodian bank	$1,666
Payable for fund shares redeemed	315,858,506
Distributions payable	1,123
Accrued management fee	89,493,059
Other payables and accrued expenses	5,259,488
Collateral on securities loaned	130,517,700
Total liabilities		541,131,542
Net Assets		$152,766,525,549
Net Assets consist of:
Paid in capital		$43,895,942,159
Total accumulated earnings (loss)		108,870,583,390
Net Assets		$152,766,525,549

Net Asset Value and Maximum Offering Price
Contrafund :
Net Asset Value, offering price and redemption price per share ($140,188,076,406 ÷ 6,665,673,791 shares)		$21.03
Class K :
Net Asset Value, offering price and redemption price per share ($12,578,449,143 ÷ 596,048,959 shares)		$21.10
Consolidated Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$813,917,979
Interest		1,697
Income from Fidelity Central Funds (including $845,487 from security lending)		110,989,869
Total income		924,909,545
Expenses
Management fee
Basic fee	$813,379,791
Performance adjustment	43,736,569
Transfer agent fees	22,671,926
Accounting fees	623,677
Custodian fees and expenses	964,545
Independent trustees' fees and expenses	591,902
Registration fees	813,904
Audit fees	194,428
Legal	96,096
Miscellaneous	1,003,693
Total expenses before reductions	884,076,531
Expense reductions	(5,446,405)
Total expenses after reductions		878,630,126
Net Investment income (loss)		46,279,419
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,610,706)	7,817,007,383
Redemptions in-kind	980,509,270
Fidelity Central Funds	(1,670)
Foreign currency transactions	(814,898)
Total net realized gain (loss)		8,796,700,085
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,295,535)	32,571,728,610
Unfunded commitments	1,279,037
Assets and liabilities in foreign currencies	(563,283)
Total change in net unrealized appreciation (depreciation)		32,572,444,364
Net gain (loss)		41,369,144,449
Net increase (decrease) in net assets resulting from operations		$41,415,423,868
Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,279,419	$600,683,825
Net realized gain (loss)	8,796,700,085	3,986,916,003
Change in net unrealized appreciation (depreciation)	32,572,444,364	29,562,685,122
Net increase (decrease) in net assets resulting from operations	41,415,423,868	34,150,284,950
Distributions to shareholders	(6,201,314,226)	(4,919,431,733)

Share transactions - net increase (decrease)	692,395,316	(3,271,706,693)
Total increase (decrease) in net assets	35,906,504,958	25,959,146,524

Net Assets
Beginning of period	116,860,020,591	90,900,874,067
End of period	$152,766,525,549	$116,860,020,591

Consolidated Financial Highlights
Fidelity® Contrafund®

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.09	$12.09	$18.76	$16.77	$13.71
Income from Investment Operations
Net investment income (loss) A,B	.01	.08	.06	(.05)	(.04)
Net realized and unrealized gain (loss)	5.81	4.61	(5.29)	4.07	4.44
Total from investment operations	5.82	4.69	(5.23)	4.02	4.40
Distributions from net investment income	(.02)	(.08)	(.08)	-	-
Distributions from net realized gain	(.86)	(.61)	(1.36)	(2.03)	(1.34)
Total distributions	(.88)	(.69)	(1.44)	(2.03)	(1.34)
Net asset value, end of period	$21.03	$16.09	$12.09	$18.76	$16.77
Total Return C	35.97%	39.33%	(28.26)%	24.36%	32.58%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.63%	.42%	.55%	.81%	.86%
Expenses net of fee waivers, if any	.63%	.42%	.54%	.81%	.86%
Expenses net of all reductions	.63%	.42%	.54%	.81%	.85%
Net investment income (loss)	.03%	.57%	.41%	(.26)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$140,188,076	$106,981,545	$82,278,716	$128,577,225	$113,099,730
Portfolio turnover rate F	18 % G	16% G	25% G	27% G	32% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Contrafund® Class K

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.15	$12.13	$18.82	$16.81	$13.73
Income from Investment Operations
Net investment income (loss) A,B	.02	.09	.07	(.03)	(.02)
Net realized and unrealized gain (loss)	5.83	4.63	(5.31)	4.07	4.44
Total from investment operations	5.85	4.72	(5.24)	4.04	4.42
Distributions from net investment income	(.04)	(.09)	(.09)	-	-
Distributions from net realized gain	(.86)	(.61)	(1.36)	(2.03)	(1.34)
Total distributions	(.90)	(.70)	(1.45)	(2.03)	(1.34)
Net asset value, end of period	$21.10	$16.15	$12.13	$18.82	$16.81
Total Return C	36.05%	39.47%	(28.22)%	24.42%	32.68%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.56%	.35%	.47%	.74%	.78%
Expenses net of fee waivers, if any	.56%	.34%	.47%	.74%	.78%
Expenses net of all reductions	.56%	.34%	.47%	.74%	.78%
Net investment income (loss)	.10%	.64%	.48%	(.18)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,578,449	$9,878,476	$8,622,158	$16,587,919	$23,195,528
Portfolio turnover rate F	18 % G	16% G	25% G	27% G	32% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$ 1,748,769,583	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 61.8 / 11.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	21.3 - 33.4 / 31.0	Increase
			Enterprise value/Net income multiple (EV/NI)	14.0	Increase
		Market approach	Transaction price	$1.77	Increase
		Recovery value	Recovery value	$0.00 - $0.17 / $0.13	Increase
		Black scholes	Discount rate	4.3% - 4.4% / 4.4%	Increase
			Term	1.0 - 5.0 / 2.2	Increase
			Volatility	60.0% - 100.0% / 60.3%	Increase
		Book value	Book value multiple	1.0	Increase
Convertible Preferred Stocks	$ 2,840,196,937	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 61.8 / 20.9	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	21.3 - 33.4 / 33.3	Increase
		Market approach	Transaction price	$20.85	Increase
			Discount rate	85.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.3% - 4.4% / 4.3%	Increase
			Term	2.0 - 5.0 / 2.6	Increase
			Volatility	60.0% - 80.0% / 75.7%	Increase
		Book value	Book value multiple	1.0	Increase
Preferred Securities	$ 3,521,371	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.4%	Increase
			Term	2.1	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Contrafund	$4,653,941

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$108,503,303,078
Gross unrealized depreciation	(886,569,818)
Net unrealized appreciation (depreciation)	$107,616,733,260
Tax Cost	$45,530,888,310

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$1,254,125,861
Net unrealized appreciation (depreciation) on securities and other investments	$107,616,457,529

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$133,551,609	$ 551,942,573
Long-term Capital Gains	6,067,762,617	4,367,489,160
Total	$6,201,314,226	$ 4,919,431,733

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Contrafund	188,716,449.12

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund	24,679,332,434	29,705,732,138

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund	62,272,337	980,509,270	1,145,842,701

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund	25,337,009	540,760,933

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund	70,791,655	598,966,894	935,465,870

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund	21,380,092	341,440,072
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Contrafund	.61
Class K	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Contrafund	.59
Class K	.52

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Contrafund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Contrafund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was .03%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Contrafund	21,933,979.1152
Class K	737,947.0420
	22,671,926

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Contrafund	.0030

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Contrafund	338,693

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Contrafund	1,067,755,344	1,816,575,304	582,620,446

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Contrafund	9,730
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Contrafund	207,297
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Contrafund	87,988	25,485	19,604
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $20,177.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,426,228.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Contrafund
Distributions to shareholders
Contrafund	$5,688,411,620	$4,485,639,497
Class K	512,902,606	433,792,236
Total	$6,201,314,226	$4,919,431,733
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Contrafund
Contrafund
Shares sold	654,256,321	340,492,207	$12,881,374,721	$4,969,609,353
Reinvestment of distributions	239,167,390	281,456,094	5,230,176,005	4,141,294,481
Shares redeemed	(878,296,183)	(779,441,714)	(17,168,956,862)	(11,096,644,283)
Net increase (decrease)	15,127,528	(157,493,413)	$942,593,864	$(1,985,740,449)
Class K
Shares sold	111,750,962	103,349,879	$2,199,280,649	$1,509,223,115
Reinvestment of distributions	23,408,561	29,492,179	512,077,649	433,760,122
Shares redeemed	(150,953,959)	(231,967,422)	(2,961,556,846)	(3,228,949,481)
Net increase (decrease)	(15,794,436)	(99,125,364)	$(250,198,548)	$(1,285,966,244)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Contrafund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Contrafund and its subsidiaries (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $7,777,074,813, or, if subsequently determined to be different, the net capital gain of such year.

Retail Class and Class K designate 100% of each dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Retail Class and Class K designate 100% of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	107,413,165,703.86	95.45
Withheld	5,115,205,734.52	4.55
TOTAL	112,528,371,438.38	100.00
Robert A. Lawrence
Affirmative	106,925,132,614.87	95.02
Withheld	5,603,238,823.51	4.98
TOTAL	112,528,371,438.38	100.00
Vijay C. Advani
Affirmative	106,908,299,345.67	95.01
Withheld	5,620,072,092.71	4.99
TOTAL	112,528,371,438.38	100.00
Thomas P. Bostick
Affirmative	107,023,189,484.37	95.11
Withheld	5,505,181,954.01	4.89
TOTAL	112,528,371,438.38	100.00
Donald F. Donahue
Affirmative	107,148,439,746.95	95.22
Withheld	5,379,931,691.43	4.78
TOTAL	112,528,371,438.38	100.00
Vicki L. Fuller
Affirmative	107,159,480,594.93	95.23
Withheld	5,368,890,843.45	4.77
TOTAL	112,528,371,438.38	100.00
Patricia L. Kampling
Affirmative	107,220,897,546.66	95.28
Withheld	5,307,473,891.72	4.72
TOTAL	112,528,371,438.38	100.00
Thomas A. Kennedy
Affirmative	107,004,892,718.66	95.09
Withheld	5,523,478,719.73	4.91
TOTAL	112,528,371,438.38	100.00
Oscar Munoz
Affirmative	106,701,787,976.15	94.82
Withheld	5,826,583,462.23	5.18
TOTAL	112,528,371,438.38	100.00
Karen B. Peetz
Affirmative	107,369,162,431.54	95.42
Withheld	5,159,209,006.84	4.58
TOTAL	112,528,371,438.38	100.00
David M. Thomas
Affirmative	106,815,962,138.16	94.92
Withheld	5,712,409,300.22	5.08
TOTAL	112,528,371,438.38	100.00
Susan Tomasky
Affirmative	107,029,000,908.81	95.11
Withheld	5,499,370,529.58	4.89
TOTAL	112,528,371,438.38	100.00
Michael E. Wiley
Affirmative	106,863,215,681.69	94.97
Withheld	5,665,155,756.69	5.03
TOTAL	112,528,371,438.38	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540009.127
CON-ANN-0325
Fidelity® Contrafund® K6

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Contrafund® K6
Consolidated Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	476,541	95,860
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (c)(d)	21,800	27,905,963
Materials - 0.0%
Metals & Mining - 0.0%
Sunrise Energy Metals Ltd (b)	611,319	88,918
TOTAL AUSTRALIA		28,090,741
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	126,449	25,174,778
BRAZIL - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	30,393	51,681,473
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	3,806,769	39,438,127
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	165,596	9,320,931
TOTAL BRAZIL		100,440,531
CANADA - 1.9%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp	506,676	3,850,738
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	117,005	11,418,457
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	172,138	9,546,656
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ARC Resources Ltd (e)	161,703	2,932,691
Cameco Corp (United States) (e)	304,516	15,649,077
Canadian Natural Resources Ltd	2,251,593	69,515,948
PrairieSky Royalty Ltd	86,319	1,683,204
Suncor Energy Inc	79,147	2,825,164
		92,606,084
Financials - 1.0%
Banks - 0.3%
Royal Bank of Canada	729,721	87,985,839
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A	12,593	682,980
Brookfield Asset Management Ltd Class A (United States)	691,439	37,469,080
Brookfield Corp Class A	102,612	5,897,807
		44,049,867
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	72,220	100,483,495
Intact Financial Corp	350,951	63,900,939
		164,384,434
TOTAL FINANCIALS		296,420,140

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	121,744	10,982,526
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd	64,684	4,683,509
Professional Services - 0.1%
Thomson Reuters Corp	161,247	25,892,402
TOTAL INDUSTRIALS		41,558,437

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc Subordinate Voting Shares (b)	169,125	15,608,280
IT Services - 0.3%
Shopify Inc Class A (b)	894,359	95,187,996
Software - 0.0%
Constellation Software Inc/Canada	1,116	3,450,916
TOTAL INFORMATION TECHNOLOGY		114,247,192

Materials - 0.2%
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd/CA	133,291	10,428,123
Alamos Gold Inc Class A	176,906	3,263,798
B2Gold Corp	7,104,728	17,397,922
Franco-Nevada Corp	261,291	30,705,261
High Power Exploration Inc (b)(c)(d)	2,010,004	2,653,205
Lundin Gold Inc	516,775	11,022,520
Novagold Resources Inc (b)	1,155,991	3,868,181
Orla Mining Ltd (b)	484,516	2,683,048
		82,022,058
TOTAL CANADA		651,669,762
CHINA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	578,434	19,674,351
Hotels, Restaurants & Leisure - 0.0%
Meituan B Shares (b)(f)(g)	244,127	4,746,652
TOTAL CONSUMER DISCRETIONARY		24,421,003

Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (b)	139,374	3,650,205
TOTAL CHINA		28,071,208
CONGO DEMOCRATIC REPUBLIC OF - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Ivanhoe Mine Ltd (b)(f)	1,332,254	15,811,508
Ivanhoe Mine Ltd Class A (b)(e)	12,803,137	151,950,689

TOTAL CONGO DEMOCRATIC REPUBLIC OF		167,762,197
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc	958,857	26,809,642
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	130,161	31,765,305
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	98,880	24,254,204
Birkenstock Holding Plc (b)	64,257	3,640,802

TOTAL GERMANY		27,895,006
IRELAND - 0.2%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	1,311,607	7,241,488
Bank of Ireland Group PLC	636,782	5,808,531
		13,050,019
Financial Services - 0.0%
Circle Internet Financial LLC (c)	175,323	5,310,534
Circle Internet Financial LLC (c)	118,667	3,594,423
		8,904,957
Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	108,758	38,259,977
TOTAL IRELAND		60,214,953
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd ADR (b)	3,991,496	87,972,572
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (b)	26,393	5,662,618
Software - 0.0%
Cellebrite DI Ltd (b)	68,122	1,500,727
Check Point Software Technologies Ltd (b)(e)	118,888	22,196,390
		23,697,117
TOTAL INFORMATION TECHNOLOGY		29,359,735

TOTAL ISRAEL		117,332,307
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	85,094	3,709,247
JAPAN - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	128,397	3,521,951
Specialty Retail - 0.1%
Fast Retailing Co Ltd	65,937	22,243,304
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	269,837	5,333,459
TOTAL CONSUMER DISCRETIONARY		31,098,714

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Hitachi Ltd	127,948	3,133,454
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	1,147,234	15,996,976
Trading Companies & Distributors - 0.0%
ITOCHU Corp	204,087	10,035,852
Mitsui & Co Ltd	262,654	5,447,214
		15,483,066
TOTAL INDUSTRIALS		34,613,496

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	220,017	12,509,912
TOTAL JAPAN		78,222,122
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	184,170	26,038,863
Broadline Retail - 0.2%
Coupang Inc Class A (b)	3,130,312	68,804,258
TOTAL KOREA (SOUTH)		94,843,121
NETHERLANDS - 0.3%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	1,701,634	43,526,310
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(f)(g)	2,215	3,291,665
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	78,929	48,541,335
TOTAL NETHERLANDS		95,359,310
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	3,214,489	14,871,037
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	114,755	2,873,063
SWITZERLAND - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	1,344,060	73,614,166
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	1,008,240	30,806,562
TOTAL SWITZERLAND		104,420,728
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	704,587	139,148,887
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	56,481	12,419,042
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Deliveroo PLC Class A (b)(f)(g)	3,384,320	6,012,062
Flutter Entertainment PLC (United Kingdom) (b)	58,832	15,260,649
		21,272,711
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd Class D (b)(c)(d)	4,139,223	13,110,189
Capital Markets - 0.1%
London Stock Exchange Group PLC	189,906	26,806,175
TOTAL FINANCIALS		39,916,364

Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC (b)	5,356,305	37,983,666
TOTAL UNITED KINGDOM		99,172,741
UNITED STATES - 92.3%
Communication Services - 22.6%
Entertainment - 2.9%
Electronic Arts Inc	67,154	9,824,630
Liberty Media Corp-Liberty Formula One Class C (b)(e)	879,159	81,462,873
Liberty Media Corp-Liberty Live Class C (b)	46,891	3,191,401
Live Nation Entertainment Inc (b)	79,864	10,342,388
Netflix Inc (b)	937,865	835,937,833
ROBLOX Corp Class A (b)	263,746	15,260,344
Spotify Technology SA (b)	84,767	37,923,060
Walt Disney Co/The	137,607	15,322,539
		1,009,265,068
Interactive Media & Services - 19.7%
Alphabet Inc Class A	4,514,139	854,526,513
Alphabet Inc Class C	3,647,994	694,723,977
Epic Games Inc (b)(c)(d)	14,010	9,505,925
Meta Platforms Inc Class A	8,857,577	5,186,199,910
Reddit Inc Class A	502,972	82,205,744
Reddit Inc Class B (b)	97,531	15,940,466
		6,843,102,535
Media - 0.0%
Omnicom Group Inc (e)	67,476	5,805,635
Trade Desk Inc (The) Class A (b)	56,183	6,603,188
		12,408,823
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	34,175	7,543,447
TOTAL COMMUNICATION SERVICES		7,872,319,873

Consumer Discretionary - 9.1%
Automobiles - 0.2%
General Motors Co	370,853	19,755,339
Rad Power Bikes Inc (b)(c)(d)	331,574	69,631
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	389,358	202,466
Tesla Inc (b)	155,749	62,897,676
		82,925,112
Broadline Retail - 6.0%
Amazon.com Inc (b)	9,556,161	2,096,526,162
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	172,677	55,987,064
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (b)	598,903	78,701,843
Booking Holdings Inc	18,686	92,839,896
Carnival Corp (b)	474,719	11,829,997
Cava Group Inc (b)	238,550	26,908,440
Chipotle Mexican Grill Inc (b)	1,088,188	65,617,736
Churchill Downs Inc	40,203	5,368,709
DraftKings Inc Class A (b)	88,466	3,290,935
Dutch Bros Inc Class A (b)	101,409	5,311,803
Hilton Worldwide Holdings Inc	426,873	105,505,932
Royal Caribbean Cruises Ltd	30,857	7,118,401
Starbucks Corp	243,413	22,211,436
Texas Roadhouse Inc	22,150	3,996,525
Viking Holdings Ltd (e)	483,348	21,296,313
		449,997,966
Household Durables - 0.3%
DR Horton Inc	17,907	2,503,756
Garmin Ltd	77,183	15,919,766
Lennar Corp Class A	508,245	69,309,371
PulteGroup Inc	91,501	9,964,459
		97,697,352
Specialty Retail - 1.0%
Abercrombie & Fitch Co Class A (b)	75,567	11,294,999
Chewy Inc Class A (b)	92,911	3,111,589
Dick's Sporting Goods Inc	104,571	23,930,028
Fanatics Inc Class A (b)(c)(d)	332,480	19,948,800
Gap Inc/The (e)	588,942	13,916,699
Group 1 Automotive Inc	1,581	666,360
O'Reilly Automotive Inc (b)	77,906	92,380,935
TJX Cos Inc/The	1,115,487	134,761,985
Williams-Sonoma Inc	233,945	43,321,935
		343,333,330
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	122,731	24,925,439
Ralph Lauren Corp Class A	91,685	21,177,401
VF Corp (e)	462,429	9,923,726
		56,026,566
TOTAL CONSUMER DISCRETIONARY		3,182,493,552

Consumer Staples - 1.8%
Beverages - 0.2%
Coca-Cola Co/The	1,006,760	62,680,878
Consumer Staples Distribution & Retail - 1.6%
Casey's General Stores Inc	89,419	35,430,490
Costco Wholesale Corp	515,921	472,722,935
Walmart Inc	501,479	45,308,628
		553,462,053
Food Products - 0.0%
Bowery Farming Inc (b)(c)	57,529	1
Bowery Farming Inc warrants (b)(c)(d)	20,213	0
		1
Household Products - 0.0%
Procter & Gamble Co/The	36,813	6,171,699
Personal Care Products - 0.0%
BellRing Brands Inc (b)	9,728	732,907
TOTAL CONSUMER STAPLES		623,047,538

Energy - 1.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	124,923	5,124,341
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy Inc	16,239	3,489,274
Exxon Mobil Corp	2,538,224	273,036,756
Hess Corp	147,457	19,613,256
Marathon Petroleum Corp	22,340	3,116,430
Sable Offshore Corp (d)	1,076,300	24,647,270
Shell PLC ADR	235,491	14,753,511
		338,656,497
TOTAL ENERGY		343,780,838

Financials - 16.4%
Banks - 2.7%
Bank of America Corp	2,465,393	108,354,022
Citigroup Inc	1,060,191	74,626,844
East West Bancorp Inc	117,266	11,229,392
First Citizens BancShares Inc/NC Class A	20,542	43,405,657
JPMorgan Chase & Co	2,211,965	530,230,131
Wells Fargo & Co	2,420,247	169,998,149
		937,844,195
Capital Markets - 1.2%
Bank of New York Mellon Corp/The	801,279	61,562,266
Blackstone Inc	121,517	20,951,961
Charles Schwab Corp/The	44,572	3,298,774
Goldman Sachs Group Inc/The	118,519	67,866,350
Interactive Brokers Group Inc Class A (e)	73,338	12,956,624
KKR & Co Inc Class A	174,198	25,765,626
Moody's Corp	87,297	41,323,781
Morgan Stanley	1,281,556	161,117,220
MSCI Inc	26,264	15,758,663
Raymond James Financial Inc	46,209	7,177,644
S&P Global Inc	6,758	3,365,687
Tulco LLC (b)(c)(d)(h)	1,552	1,300,048
		422,444,644
Consumer Finance - 0.8%
American Express Co	664,052	197,083,993
Capital One Financial Corp	297,031	52,966,568
Discover Financial Services	174,871	30,292,903
		280,343,464
Financial Services - 10.1%
Apollo Global Management Inc	20,821	3,438,796
Berkshire Hathaway Inc Class A (b)	3,938	2,681,462,961
Block Inc Class A (b)	37,060	3,149,729
Fiserv Inc (b)	99,397	20,418,132
Mastercard Inc Class A	262,546	138,248,847
Paymentus Holdings Inc Class A (b)	36,562	1,194,481
PayPal Holdings Inc (b)	594,620	50,750,817
Shift4 Payments Inc Class A (b)(e)	174,813	18,142,093
Toast Inc Class A (b)	239,454	8,728,098
Visa Inc Class A	1,833,223	579,371,797
		3,504,905,751
Insurance - 1.6%
American International Group Inc	751,714	54,724,779
Aon PLC	18,601	6,680,735
Arthur J Gallagher & Co	162,674	46,175,015
Chubb Ltd	463,674	128,113,126
Marsh & McLennan Cos Inc	312,731	66,427,192
Progressive Corp/The	748,917	179,448,003
The Travelers Companies, Inc.	333,017	80,220,465
Willis Towers Watson PLC	10,959	3,432,797
		565,222,112
TOTAL FINANCIALS		5,710,760,166

Health Care - 8.6%
Biotechnology - 2.3%
Alnylam Pharmaceuticals Inc (b)	130,368	30,676,894
Apogee Therapeutics Inc (b)	59,026	2,673,878
Arcellx Inc (b)	80,192	6,149,924
Avidity Biosciences Inc (b)	180,021	5,235,011
Crinetics Pharmaceuticals Inc (b)	59,363	3,035,230
Denali Therapeutics Inc (b)	272,851	5,560,703
Exelixis Inc (b)	68,632	2,285,446
Gilead Sciences Inc	114,808	10,604,815
Insmed Inc (b)	60,458	4,174,020
Janux Therapeutics Inc (b)	104,754	5,608,529
Moderna Inc (b)	87,153	3,623,822
Natera Inc (b)	23,412	3,706,120
Recursion Pharmaceuticals Inc Class A (b)(e)	291,853	1,972,926
Regeneron Pharmaceuticals Inc (b)	528,034	376,134,460
United Therapeutics Corp (b)	69,408	24,489,919
Vertex Pharmaceuticals Inc (b)	784,046	315,735,324
Viking Therapeutics Inc (b)	49,235	1,981,216
		803,648,237
Health Care Equipment & Supplies - 1.6%
Alcon AG (United States)	302,416	25,672,094
Boston Scientific Corp (b)	1,951,038	174,266,714
Cooper Cos Inc/The (b)	46,898	4,311,333
Glaukos Corp (b)	22,089	3,312,025
Globus Medical Inc Class A (b)(e)	44,177	3,653,880
Insulet Corp (b)	13,313	3,475,625
Intuitive Surgical Inc (b)	455,054	237,519,986
PROCEPT BioRobotics Corp (b)	29,645	2,387,015
Stryker Corp	246,374	88,706,959
		543,305,631
Health Care Providers & Services - 1.5%
BrightSpring Health Services Inc (b)	116,607	1,985,817
HCA Healthcare Inc	89,673	26,915,351
Tenet Healthcare Corp (b)	410,088	51,765,408
UnitedHealth Group Inc	886,550	448,470,183
		529,136,759
Health Care Technology - 0.0%
Doximity Inc Class A (b)	190,498	10,170,688
Veeva Systems Inc Class A (b)	11,758	2,472,119
		12,642,807
Life Sciences Tools & Services - 0.0%
Veterinary Emergency Group (b)(c)(d)(h)	248,592	15,793,050
Pharmaceuticals - 3.2%
Eli Lilly & Co	1,206,908	931,732,976
Intra-Cellular Therapies Inc (b)	312,976	26,139,756
Merck & Co Inc	1,250,261	124,375,964
		1,082,248,696
TOTAL HEALTH CARE		2,986,775,180

Industrials - 6.3%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (b)	113,954	67,725,141
Boeing Co (b)	57,166	10,118,382
GE Aerospace	1,832,202	305,592,972
HEICO Corp	5,890	1,400,289
Howmet Aerospace Inc	479,218	52,412,073
Leonardo DRS Inc (b)	215,208	6,953,370
Loar Holdings Inc (e)	41,790	3,088,699
Relativity Space Inc warrants (b)(c)(d)	24,482	6,365
Rocket Lab USA Inc Class A (b)	485	12,353
Space Exploration Technologies Corp (b)(c)(d)	505,154	93,453,490
Space Exploration Technologies Corp Class C (b)(c)(d)	149,787	27,710,595
TransDigm Group Inc	57,549	72,930,697
		641,404,426
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	87,466	3,669,199
Building Products - 0.4%
AZEK Co Inc/The Class A (b)	67,047	3,182,721
Carrier Global Corp	381,532	26,043,374
Trane Technologies PLC	333,301	123,104,725
		152,330,820
Commercial Services & Supplies - 0.5%
Cintas Corp	290,408	53,057,542
Clean Harbors Inc (b)	155,279	35,735,909
GFL Environmental Inc Subordinate Voting Shares	1,198,223	53,415,513
Republic Services Inc	116,280	23,393,210
Veralto Corp	175,983	17,923,869
		183,526,043
Construction & Engineering - 0.0%
Comfort Systems USA Inc	15,164	6,430,446
EMCOR Group Inc	3,441	1,561,870
		7,992,316
Electrical Equipment - 1.6%
Eaton Corp PLC	531,616	176,427,402
GE Vernova Inc	774,796	254,853,648
Generac Holdings Inc (b)	70,418	10,918,311
Hubbell Inc	182,816	76,579,794
Vertiv Holdings Co Class A	177,519	20,167,934
		538,947,089
Ground Transportation - 0.0%
Uber Technologies Inc (b)	197,303	11,901,317
XPO Inc (b)	16,223	2,127,646
		14,028,963
Industrial Conglomerates - 0.2%
3M Co	563,164	72,698,841
Machinery - 0.8%
Caterpillar Inc	206,968	75,079,712
Deere & Co	38,783	16,432,357
Ingersoll Rand Inc	80,822	7,311,157
PACCAR Inc	705,579	73,394,328
Parker-Hannifin Corp	98,720	62,788,882
Westinghouse Air Brake Technologies Corp	74,224	14,072,128
		249,078,564
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	97,133	6,289,362
Professional Services - 0.3%
Dayforce Inc (b)(e)	215,741	15,671,426
Leidos Holdings Inc	14,273	2,056,168
Paycom Software Inc	94,207	19,309,609
UL Solutions Inc Class A	150,005	7,482,249
Verisk Analytics Inc	193,092	53,183,330
		97,702,782
Trading Companies & Distributors - 0.6%
FTAI Aviation Ltd	123,287	17,758,259
United Rentals Inc	61,490	43,316,016
WW Grainger Inc	141,326	148,964,670
		210,038,945
TOTAL INDUSTRIALS		2,177,707,350

Information Technology - 25.2%
Communications Equipment - 0.9%
Arista Networks Inc	2,552,545	282,132,799
Motorola Solutions Inc	57,654	26,649,408
		308,782,207
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp Class A	9,399,081	652,766,176
Coherent Corp (b)	48,121	4,558,502
Sanmina Corp (b)	10,608	802,707
Zebra Technologies Corp Class A (b)	9,001	3,476,366
		661,603,751
IT Services - 0.2%
Cloudflare Inc Class A (b)	228,983	24,656,890
Gartner Inc (b)	35,478	17,188,027
GoDaddy Inc Class A (b)	57,519	11,352,525
Kyndryl Holdings Inc (b)	239,977	8,303,204
Twilio Inc Class A (b)	81,353	8,792,632
X Holdings Corp Class A (b)(c)(d)	102,340	3,124,440
		73,417,718
Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices Inc (b)	318,238	38,439,968
Analog Devices Inc	130,972	27,826,311
Applied Materials Inc	112,647	18,319,782
ARM Holdings PLC ADR (b)(e)	164,420	20,282,851
Astera Labs Inc (b)	172,211	22,809,347
Broadcom Inc	1,720,831	398,957,459
Marvell Technology Inc	194,950	21,532,228
Monolithic Power Systems Inc	7,787	4,607,568
NVIDIA Corp	24,721,610	3,319,865,007
		3,872,640,521
Software - 7.5%
Alkami Technology Inc (b)	12,135	445,112
Appfolio Inc Class A (b)	9,652	2,381,341
Applied Intuition Inc Class A (c)(d)	34,979	2,168,698
AppLovin Corp Class A (b)	10,660	3,452,028
Atlassian Corp Class A (b)	9,946	2,420,657
Cadence Design Systems Inc (b)	198,024	59,498,291
Clear Secure Inc Class A (e)	308,209	8,210,688
Coreweave Inc Class A (c)(d)	27,074	25,445,499
CyberArk Software Ltd (b)	112,314	37,417,409
Datadog Inc Class A (b)	156,434	22,352,854
DocuSign Inc (b)	261,106	23,483,874
Dynatrace Inc (b)	35,865	1,949,263
Fair Isaac Corp (b)	460	915,828
Figma Inc Class A (c)(d)	264,700	7,419,541
Fortinet Inc (b)	578,491	54,655,830
Gusto Inc (b)(c)(d)	50,300	1,983,329
HubSpot Inc (b)	4,782	3,331,954
Klaviyo Inc Class A (b)	139,888	5,768,981
Microsoft Corp	4,643,520	1,957,243,681
Monday.com Ltd (b)	32,160	7,571,750
Onestream Inc Class A	100,756	2,873,561
OpenAI Global LLC rights (b)(c)(d)	17,923,644	17,923,644
Oracle Corp	15,742	2,623,247
Palo Alto Networks Inc (b)	72,925	13,269,433
Rubrik Inc Class A (b)(e)	94,718	6,190,768
Salesforce Inc	406,773	135,996,417
Samsara Inc Class A (b)(e)	624,813	27,298,080
Servicenow Inc (b)	142,700	151,279,124
ServiceTitan Inc Class A (b)(e)	16,139	1,660,219
Stripe Inc Class B (b)(c)(d)	75,100	2,066,001
Tanium Inc Class B (b)(c)(d)	449,538	4,131,254
Zoom Communications Inc Class A (b)	272,415	22,231,788
		2,615,660,144
Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc	4,858,968	1,216,782,767
Dell Technologies Inc Class C	46,997	5,415,934
		1,222,198,701
TOTAL INFORMATION TECHNOLOGY		8,754,303,042

Materials - 0.4%
Chemicals - 0.1%
Air Products and Chemicals Inc	10,928	3,169,557
Sherwin-Williams Co/The	96,970	32,963,012
		36,132,569
Construction Materials - 0.0%
CRH PLC	242,062	22,395,576
Containers & Packaging - 0.1%
International Paper Co	417,490	22,469,312
Silgan Holdings Inc	20,146	1,048,599
		23,517,911
Metals & Mining - 0.2%
ATI Inc (b)	74,521	4,101,636
Freeport-McMoRan Inc	1,338,050	50,952,944
Ivanhoe Electric Inc / US (b)	958,362	7,235,633
Steel Dynamics Inc	96,151	10,967,945
		73,258,158
TOTAL MATERIALS		155,304,214

Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	182,241	22,967,833
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	56,787	7,455,565
TOTAL REAL ESTATE		30,423,398

Utilities - 0.8%
Electric Utilities - 0.6%
American Electric Power Co Inc	33,595	3,098,467
Constellation Energy Corp	685,323	153,313,608
NRG Energy Inc	233,326	21,050,672
PG&E Corp	505,375	10,198,468
Southern Co/The	49,407	4,067,184
		191,728,399
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	511,425	70,510,164
TOTAL UTILITIES		262,238,563

TOTAL UNITED STATES		32,099,153,714
TOTAL COMMON STOCKS (Cost $16,117,299,049)		34,009,419,442

Convertible Preferred Stocks - 1.1%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	3,132	4,009,242
Canva Inc Series A2 (b)(c)(d)	568	727,091

TOTAL AUSTRALIA		4,736,333
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(c)(d)	1,289,012	2,822,936
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	80,736	19,995,078
UNITED STATES - 1.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	43,228	9,078
Rad Power Bikes Inc Series C (b)(c)(d)	170,098	96,956
Rad Power Bikes Inc Series D (b)(c)(d)	404,900	384,655
		490,689
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,700	666,954
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	8,352	281,212
GoBrands Inc Series H (b)(c)(d)	11,788	508,770
		789,982
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (b)(c)(d)	57,282	1,650,294
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	63,948	4,743,663
		6,393,957
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	486,500	1,410,850
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	190,800	1,890,828
Lyra Health Inc Series F (b)(c)(d)	11,519	114,153
Somatus Inc Series E (b)(c)(d)	2,766	3,059,943
		5,064,924
TOTAL HEALTH CARE		6,475,774

Industrials - 0.9%
Aerospace & Defense - 0.8%
Relativity Space Inc Series D (b)(c)(d)	207,384	134,799
Relativity Space Inc Series E (b)(c)(d)	143,887	135,254
Relativity Space Inc Series F (b)(c)(d)	244,823	230,134
Space Exploration Technologies Corp Series G (b)(c)(d)	11,832	21,889,200
Space Exploration Technologies Corp Series J (b)(c)(d)	79,868	147,755,800
Space Exploration Technologies Corp Series N (b)(c)(d)	49,490	91,556,500
		261,701,687
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	178,019	7,467,897
Zipline International Inc Series F (b)(c)(d)	286,824	12,032,267
Zipline International Inc Series G (c)(d)	190,338	7,984,679
		27,484,843
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	47,990	6,457,534
Beta Technologies Inc Series C, 6% (c)(d)	50,200	5,802,116
		12,259,650
TOTAL INDUSTRIALS		301,446,180

Information Technology - 0.1%
Software - 0.1%
Applied Intuition Inc Series A2 (c)(d)	45,533	2,823,046
Applied Intuition Inc Series B2 (c)(d)	21,955	1,361,210
Asapp Inc Series C (b)(c)(d)	204,122	428,656
Carbon Inc Series D (b)(c)(d)	9,678	65,036
Carbon Inc Series E (b)(c)(d)	7,351	59,102
Gusto Inc Series D (b)(c)(d)	184,203	7,263,124
Gusto Inc Series E (b)(c)(d)	28,063	1,106,524
MOLOCO Inc Series A (b)(c)(d)	95,881	6,261,029
Nuro Inc/CA Series C (b)(c)(d)	405,967	1,331,572
Nuro Inc/CA Series D (b)(c)(d)	114,603	475,602
Stripe Inc Series H (b)(c)(d)	29,000	797,790
Stripe Inc Series I (b)(c)(d)	321,951	8,856,873
xAI Corp Series C (c)(d)	820,996	17,774,564
		48,604,128
TOTAL UNITED STATES		364,867,664
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $226,386,039)		392,422,011

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $389,358)	389,358	508,072

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	589,573,854	589,691,769
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	151,584,905	151,600,063
TOTAL MONEY MARKET FUNDS (Cost $741,290,839)			741,291,832

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $17,085,365,285)	35,143,641,357
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(360,845,816)
NET ASSETS - 100.0%	34,782,795,541

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $697,168,685 or 2.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,861,887 or 0.1% of net assets.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,050,379 or 0.0% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/21	1,043,678

Applied Intuition Inc Class A	7/02/24	2,088,068

Applied Intuition Inc Series A2	7/02/24	2,718,088

Applied Intuition Inc Series B2	7/02/24	1,310,602

Asapp Inc Series C	4/30/21	1,346,613

Beta Technologies Inc Series B, 6%	4/04/22	4,951,128

Beta Technologies Inc Series C, 6%	10/24/24	5,746,394

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	8,846,581

Canva Inc Class A	3/18/24	23,253,212

Canva Inc Series A	9/22/23	3,340,783

Canva Inc Series A2	9/22/23	605,864

Carbon Inc Series D	12/15/17	225,990

Carbon Inc Series E	3/22/19	205,787

Coreweave Inc Class A	11/29/23 - 10/03/24	10,716,344

Discord Inc Series I	9/15/21	1,486,686

ElevateBio LLC Series C	3/09/21	2,040,868

Epic Games Inc	7/13/20 - 7/30/20	8,055,750

Fanatics Inc Class A	8/13/20 - 12/15/21	12,844,485

Figma Inc Class A	5/15/24	6,139,187

GoBrands Inc Series G	3/02/21	2,085,639

GoBrands Inc Series H	7/22/21	4,579,527

Gusto Inc	10/01/21	1,448,054

Gusto Inc Series D	7/16/19	2,452,184

Gusto Inc Series E	7/13/21	852,984

High Power Exploration Inc	6/03/24	2,653,205

High Power Exploration Inc Series A	11/15/19 - 3/04/21	6,793,093

Lyra Health Inc Series E	1/14/21	1,747,079

Lyra Health Inc Series F	6/04/21	180,899

MOLOCO Inc Series A	6/26/23	5,752,860

Nuro Inc/CA Series C	10/30/20	5,299,737

Nuro Inc/CA Series D	10/29/21	2,388,982

OpenAI Global LLC rights	9/30/24	17,923,644

Rad Power Bikes Inc	1/21/21	1,599,460

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	389,358

Rad Power Bikes Inc Series A	1/21/21	208,525

Rad Power Bikes Inc Series C	1/21/21	820,526

Rad Power Bikes Inc Series D	9/17/21	3,880,481

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc Series D	11/20/20	3,095,642

Relativity Space Inc Series E	5/27/21	3,285,674

Relativity Space Inc Series F	11/14/23	5,549,403

Relativity Space Inc warrants	11/14/23	0

Sable Offshore Corp	1/16/24	10,763,000

Somatus Inc Series E	1/31/22	2,413,708

Space Exploration Technologies Corp	2/16/21 - 7/01/24	45,025,815

Space Exploration Technologies Corp Class C	4/02/24 - 7/01/24	14,860,344

Space Exploration Technologies Corp Series G	9/07/23	9,583,920

Space Exploration Technologies Corp Series J	9/07/23	64,693,080

Space Exploration Technologies Corp Series N	8/04/20	13,362,300

Starling Bank Ltd Class D	6/18/21 - 4/05/22	8,226,276

Stripe Inc Class B	5/18/21	3,013,641

Stripe Inc Series H	3/15/21	1,163,625

Stripe Inc Series I	3/20/23 - 5/12/23	6,482,207

Tanium Inc Class B	9/18/20	5,122,575

Tenstorrent Holdings Inc Series C1	4/23/21	3,801,992

Tulco LLC	8/24/17 - 9/07/18	651,224

Veterinary Emergency Group	9/16/21 - 10/02/24	11,147,486

X Holdings Corp Class A	10/25/22	10,234,000

xAI Corp Series C	11/22/24	17,774,563

Zipline International Inc	10/12/21	3,148,776

Zipline International Inc Series E	12/21/20	5,808,653

Zipline International Inc Series F	4/11/23	11,529,493

Zipline International Inc Series G	6/07/24	7,983,975

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,100,128,067	3,514,630,412	4,025,060,973	35,933,158	(5,737)	-	589,691,769	589,573,854	1.2%
Fidelity Securities Lending Cash Central Fund	251,076,876	1,696,613,796	1,796,090,609	426,824	-	-	151,600,063	151,584,905	0.6%
Total	1,351,204,943	5,211,244,208	5,821,151,582	36,359,982	(5,737)	-	741,291,832	741,158,759

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	7,919,696,921	7,866,664,686	43,526,310	9,505,925
Consumer Discretionary	3,545,547,845	3,452,623,778	72,703,170	20,220,897
Consumer Staples	632,594,194	632,594,193	-	1
Energy	436,386,922	436,386,922	-	-
Financials	6,157,459,037	6,089,174,966	44,968,877	23,315,194
Health Care	3,183,879,375	3,168,086,325	-	15,793,050
Industrials	2,298,541,119	2,101,104,308	72,597,162	124,839,649
Information Technology	9,128,153,750	9,023,475,469	12,509,912	92,168,369
Materials	414,498,318	411,845,113	-	2,653,205
Real Estate	30,423,398	30,423,398	-	-
Utilities	262,238,563	262,238,563	-	-

Convertible Preferred Stocks
Communication Services	19,995,078	-	-	19,995,078
Consumer Discretionary	1,157,643	-	-	1,157,643
Consumer Staples	789,982	-	-	789,982
Financials	6,393,957	-	-	6,393,957
Health Care	6,475,774	-	-	6,475,774
Industrials	301,446,180	-	-	301,446,180
Information Technology	53,340,461	-	-	53,340,461
Materials	2,822,936	-	-	2,822,936

Preferred Securities
Consumer Discretionary	508,072	-	-	508,072

Money Market Funds	741,291,832	741,291,832	-	-
Total Investments in Securities:	35,143,641,357	34,215,909,553	246,305,431	681,426,373
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Beginning Balance	$348,573,502
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	187,900,870
Cost of Purchases	150,834,377
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(5,882,376)
Ending Balance	$681,426,373
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2024	$188,305,640

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $145,881,647) - See accompanying schedule:
Unaffiliated issuers (cost $16,344,074,446)	$34,402,349,525
Fidelity Central Funds (cost $741,290,839)	741,291,832

Total Investment in Securities (cost $17,085,365,285)		$35,143,641,357
Foreign currency held at value (cost $260,388)		260,384
Receivable for investments sold		3,670,773
Receivable for fund shares sold		26,063,736
Dividends receivable		8,941,654
Distributions receivable from Fidelity Central Funds		1,774,258
Other receivables		49
Total assets		35,184,352,211
Liabilities
Payable to custodian bank	$92
Payable for fund shares redeemed	236,303,868
Accrued management fee	13,517,553
Other payables and accrued expenses	134,744
Collateral on securities loaned	151,600,413
Total liabilities		401,556,670
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$34,782,795,541
Net Assets consist of:
Paid in capital		$16,743,641,624
Total accumulated earnings (loss)		18,039,153,917
Net Assets		$34,782,795,541
Net Asset Value, offering price and redemption price per share ($34,782,795,541 ÷ 1,118,926,535 shares)		$31.09
Consolidated Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$207,183,662
Income from Fidelity Central Funds (including $426,824 from security lending)		36,359,982
Total income		243,543,644
Expenses
Management fee	$152,941,850
Independent trustees' fees and expenses	144,309
Miscellaneous	156,362
Total expenses before reductions	153,242,521
Expense reductions	(19,439)
Total expenses after reductions		153,223,082
Net Investment income (loss)		90,320,562
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $117,617)	815,003,299
Redemptions in-kind	949,854,244
Fidelity Central Funds	(5,737)
Foreign currency transactions	(309,555)
Total net realized gain (loss)		1,764,542,251
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $27,757)	8,078,241,408
Unfunded commitments	315,279
Assets and liabilities in foreign currencies	(69,978)
Total change in net unrealized appreciation (depreciation)		8,078,486,709
Net gain (loss)		9,843,028,960
Net increase (decrease) in net assets resulting from operations		$9,933,349,522
Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,320,562	$152,378,140
Net realized gain (loss)	1,764,542,251	175,763,351
Change in net unrealized appreciation (depreciation)	8,078,486,709	7,196,866,404
Net increase (decrease) in net assets resulting from operations	9,933,349,522	7,525,007,895
Distributions to shareholders	(128,644,731)	(138,038,744)

Share transactions
Proceeds from sales of shares	5,467,753,064	6,872,796,883
Reinvestment of distributions	128,442,337	137,821,339
Cost of shares redeemed	(9,377,731,333)	(4,722,190,787)

Net increase (decrease) in net assets resulting from share transactions	(3,781,535,932)	2,288,427,435
Total increase (decrease) in net assets	6,023,168,859	9,675,396,586

Net Assets
Beginning of period	28,759,626,682	19,084,230,096
End of period	$34,782,795,541	$28,759,626,682

Other Information
Shares
Sold	196,198,514	339,925,449
Issued in reinvestment of distributions	4,219,336	6,351,213
Redeemed	(329,360,175)	(232,582,425)
Net increase (decrease)	(128,942,325)	113,694,237

Consolidated Financial Highlights
Fidelity® Contrafund® K6

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.05	$16.83	$23.34	$18.89	$14.47
Income from Investment Operations
Net investment income (loss) A,B	.08	.13	.12	.03	.03
Net realized and unrealized gain (loss)	8.07	6.20	(6.43)	4.53	4.43
Total from investment operations	8.15	6.33	(6.31)	4.56	4.46
Distributions from net investment income	(.11)	(.11)	(.11)	(.05)	(.04)
Distributions from net realized gain	-	-	(.09)	(.06)	-
Total distributions	(.11)	(.11)	(.20)	(.11)	(.04)
Net asset value, end of period	$31.09	$23.05	$16.83	$23.34	$18.89
Total Return C	35.37%	37.67%	(27.12)%	24.14%	30.83%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.27%	.63%	.64%	.12%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$34,782,796	$28,759,627	$19,084,230	$26,146,630	$17,402,109
Portfolio turnover rate F	19 % G	25% G	38% G	40% G	45% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Contrafund K6 (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$ 288,496,290	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 61.8 / 13.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	21.3 - 33.4 / 32.4	Increase
			Enterprise value/Net income multiple (EV/NI)	14.0	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.3% - 4.4% / 4.4%	Increase
			Term	1.0 - 5.0 / 2.2	Increase
			Volatility	60.0% - 100.0% / 60.5%	Increase
		Book value	Book value multiple	1.0	Increase
Convertible Preferred Stocks	$ 392,422,011	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 61.8 / 26.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	21.3 - 33.4 / 33.3	Increase
		Market approach	Transaction price	$20.85	Increase
			Discount rate	85.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.3% - 4.4% / 4.3%	Increase
			Term	2.0 - 5.0 / 2.6	Increase
			Volatility	60.0% - 80.0% / 76.3%	Increase
		Book value	Book value multiple	1.0	Increase
Preferred Securities	$ 508,072	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.4%	Increase
			Term	2.1	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,169,016,690
Gross unrealized depreciation	(180,895,648)
Net unrealized appreciation (depreciation)	$17,988,121,042
Tax Cost	$17,155,520,315

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$51,059,479
Net unrealized appreciation (depreciation) on securities and other investments	$17,988,094,439

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$128,644,731	$ 138,038,744

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Contrafund K6	Space Exploration Technologies Corp. Class A	123,395	-
Fidelity Contrafund K6	Space Exploration Technologies Corp. Class C	2,707,105	-

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Contrafund K6	17,093,098.05

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund K6	6,307,850,814	7,821,678,820

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund K6	59,443,527	949,854,244	1,721,247,201

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	2,577,029	70,327,132

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund K6	36,779,822	396,537,801	806,748,004

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	43,028,081	787,276,717

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Contrafund K6	87,060

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Contrafund K6	265,511,859	467,244,029	71,453,393

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Contrafund K6	2,379
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Contrafund K6	45,825	9,785	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $19,439.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Contrafund K6
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Contrafund K6 and its subsidiaries (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $53,318,822, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.84% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	107,413,165,703.86	95.45
Withheld	5,115,205,734.52	4.55
TOTAL	112,528,371,438.38	100.00
Robert A. Lawrence
Affirmative	106,925,132,614.87	95.02
Withheld	5,603,238,823.51	4.98
TOTAL	112,528,371,438.38	100.00
Vijay C. Advani
Affirmative	106,908,299,345.67	95.01
Withheld	5,620,072,092.71	4.99
TOTAL	112,528,371,438.38	100.00
Thomas P. Bostick
Affirmative	107,023,189,484.37	95.11
Withheld	5,505,181,954.01	4.89
TOTAL	112,528,371,438.38	100.00
Donald F. Donahue
Affirmative	107,148,439,746.95	95.22
Withheld	5,379,931,691.43	4.78
TOTAL	112,528,371,438.38	100.00
Vicki L. Fuller
Affirmative	107,159,480,594.93	95.23
Withheld	5,368,890,843.45	4.77
TOTAL	112,528,371,438.38	100.00
Patricia L. Kampling
Affirmative	107,220,897,546.66	95.28
Withheld	5,307,473,891.72	4.72
TOTAL	112,528,371,438.38	100.00
Thomas A. Kennedy
Affirmative	107,004,892,718.66	95.09
Withheld	5,523,478,719.73	4.91
TOTAL	112,528,371,438.38	100.00
Oscar Munoz
Affirmative	106,701,787,976.15	94.82
Withheld	5,826,583,462.23	5.18
TOTAL	112,528,371,438.38	100.00
Karen B. Peetz
Affirmative	107,369,162,431.54	95.42
Withheld	5,159,209,006.84	4.58
TOTAL	112,528,371,438.38	100.00
David M. Thomas
Affirmative	106,815,962,138.16	94.92
Withheld	5,712,409,300.22	5.08
TOTAL	112,528,371,438.38	100.00
Susan Tomasky
Affirmative	107,029,000,908.81	95.11
Withheld	5,499,370,529.58	4.89
TOTAL	112,528,371,438.38	100.00
Michael E. Wiley
Affirmative	106,863,215,681.69	94.97
Withheld	5,665,155,756.69	5.03
TOTAL	112,528,371,438.38	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883979.107
CONK6-ANN-0325
Fidelity® Series Opportunistic Insights Fund

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Opportunistic Insights Fund
Consolidated Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	2,653	534
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (c)(d)	6,900	8,832,621
TOTAL AUSTRALIA		8,833,155
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	42,294	8,420,328
BRAZIL - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	10,300	17,514,532
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	1,229,900	12,741,764
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	55,400	3,118,310
TOTAL BRAZIL		33,374,606
CANADA - 2.1%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp	165,588	1,258,468
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	33,300	3,249,730
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	45,900	2,545,583
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ARC Resources Ltd	55,700	1,010,191
Cameco Corp (United States)	110,400	5,673,456
Canadian Natural Resources Ltd	757,700	23,393,319
PrairieSky Royalty Ltd	37,400	729,293
Suncor Energy Inc	26,600	949,491
		31,755,750
Financials - 1.0%
Banks - 0.2%
Royal Bank of Canada	156,900	18,918,159
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A	4,520	245,142
Brookfield Asset Management Ltd Class A (United States)	236,200	12,799,678
Brookfield Corp Class A	34,000	1,954,210
		14,999,030
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	34,400	47,862,535
Intact Financial Corp	149,685	27,254,552
		75,117,087
TOTAL FINANCIALS		109,034,276

Industrials - 0.2%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	41,300	3,725,673
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd	73,298	5,307,215
Professional Services - 0.2%
Thomson Reuters Corp	50,391	8,091,586
TOTAL INDUSTRIALS		17,124,474

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc Subordinate Voting Shares (b)	56,200	5,186,610
IT Services - 0.3%
Shopify Inc Class A (b)	304,268	32,383,708
Software - 0.0%
Constellation Software Inc/Canada	400	1,236,887
TOTAL INFORMATION TECHNOLOGY		38,807,205

Materials - 0.3%
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd/CA	44,800	3,504,962
Alamos Gold Inc Class A	59,500	1,097,736
B2Gold Corp	322,433	789,568
Franco-Nevada Corp	89,917	10,566,476
Lundin Gold Inc	171,700	3,662,264
Novagold Resources Inc (b)	333,834	1,117,076
Orla Mining Ltd (b)	1,774,200	9,824,781
		30,562,863
TOTAL CANADA		234,338,349
CHINA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	202,000	6,870,653
Hotels, Restaurants & Leisure - 0.0%
Meituan B Shares (b)(e)(f)	82,000	1,594,356
Textiles, Apparel & Luxury Goods - 0.0%
China Hongxing Sports Ltd (b)(c)	22,200	0
TOTAL CONSUMER DISCRETIONARY		8,465,009

Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (b)	45,600	1,194,264
TOTAL CHINA		9,659,273
CONGO DEMOCRATIC REPUBLIC OF - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Ivanhoe Mine Ltd Class A (b)	3,814,089	45,266,519
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc	318,800	8,913,648
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	43,503	10,616,744
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	34,000	8,339,836
Birkenstock Holding Plc (b)	21,400	1,212,524

TOTAL GERMANY		9,552,360
IRELAND - 0.2%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	448,300	2,475,101
Bank of Ireland Group PLC	225,600	2,057,854
		4,532,955
Financial Services - 0.0%
Circle Internet Financial LLC (c)	61,811	1,872,255
Circle Internet Financial LLC (c)	38,025	1,151,777
		3,024,032
Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	36,329	12,780,179
TOTAL IRELAND		20,337,166
ISRAEL - 0.6%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (b)	2,505,325	55,217,363
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (b)	8,935	1,917,004
Software - 0.1%
Cellebrite DI Ltd (b)	23,437	516,317
Check Point Software Technologies Ltd (b)	32,073	5,988,029
		6,504,346
TOTAL INFORMATION TECHNOLOGY		8,421,350

TOTAL ISRAEL		63,638,713
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	186,619	8,134,722
JAPAN - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	44,000	1,206,927
Specialty Retail - 0.1%
Fast Retailing Co Ltd	22,700	7,657,658
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	93,200	1,842,143
TOTAL CONSUMER DISCRETIONARY		10,706,728

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Hitachi Ltd	42,500	1,040,827
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	385,000	5,368,422
Trading Companies & Distributors - 0.0%
ITOCHU Corp	70,300	3,456,959
Mitsui & Co Ltd	90,400	1,874,817
		5,331,776
TOTAL INDUSTRIALS		11,741,025

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	78,000	4,434,990
TOTAL JAPAN		26,882,743
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	88,700	12,540,844
Broadline Retail - 0.2%
Coupang Inc Class A (b)	982,526	21,595,921
TOTAL KOREA (SOUTH)		34,136,765
NETHERLANDS - 0.2%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	368,866	9,435,270
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(e)(f)	800	1,188,863
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	26,000	15,990,000
TOTAL NETHERLANDS		26,614,133
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	1,006,700	4,657,248
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	34,800	871,270
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	302,700	16,578,879
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	349,350	10,674,316
TOTAL SWITZERLAND		27,253,195
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	201,700	39,833,733
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	19,300	4,243,684
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Deliveroo PLC Class A (b)(e)(f)	25,184	44,738
Flutter Entertainment PLC (United Kingdom) (b)	19,800	5,135,995
		5,180,733
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd Class D (b)(c)(d)	1,611,012	5,102,569
Capital Markets - 0.2%
London Stock Exchange Group PLC	63,800	9,005,687
TOTAL FINANCIALS		14,108,256

Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC (b)	1,817,600	12,889,317
TOTAL UNITED KINGDOM		32,178,306
UNITED STATES - 90.6%
Communication Services - 21.2%
Entertainment - 3.4%
Electronic Arts Inc	22,200	3,247,860
Liberty Media Corp-Liberty Formula One Class C (b)	240,698	22,303,077
Liberty Media Corp-Liberty Live Class C (b)	9,488	645,753
Live Nation Entertainment Inc (b)	27,100	3,509,450
Netflix Inc (b)	365,609	325,874,614
ROBLOX Corp Class A (b)	87,500	5,062,750
Spotify Technology SA (b)	28,264	12,644,748
Walt Disney Co/The	39,100	4,353,785
		377,642,037
Interactive Media & Services - 17.8%
Alphabet Inc Class A	1,276,512	241,643,722
Alphabet Inc Class C	1,257,800	239,535,432
Epic Games Inc (b)(c)(d)	7,100	4,817,421
Meta Platforms Inc Class A	2,535,454	1,484,533,672
Reddit Inc Class A	170,156	27,810,297
Reddit Inc Class B (b)	32,888	5,375,214
		2,003,715,758
Media - 0.0%
Omnicom Group Inc	22,500	1,935,900
Trade Desk Inc (The) Class A (b)	18,600	2,186,058
		4,121,958
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	11,400	2,516,322
TOTAL COMMUNICATION SERVICES		2,387,996,075

Consumer Discretionary - 9.1%
Automobiles - 0.2%
General Motors Co	75,100	4,000,577
Rad Power Bikes Inc (b)(c)(d)	145,919	30,643
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	150,652	78,339
Tesla Inc (b)	51,900	20,959,296
		25,068,855
Broadline Retail - 5.7%
Amazon.com Inc (b)	2,868,440	629,307,052
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	58,467	18,956,755
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	271,800	35,717,238
Booking Holdings Inc	4,300	21,364,206
Carnival Corp (b)	157,700	3,929,884
Cava Group Inc (b)	79,774	8,998,507
Chipotle Mexican Grill Inc (b)	490,700	29,589,210
Churchill Downs Inc	13,334	1,780,622
DraftKings Inc Class A (b)	29,400	1,093,680
Dutch Bros Inc Class A (b)	33,700	1,765,206
Hilton Worldwide Holdings Inc	191,413	47,309,637
Royal Caribbean Cruises Ltd	10,217	2,356,960
Starbucks Corp	81,300	7,418,625
Texas Roadhouse Inc	7,200	1,299,096
Viking Holdings Ltd (g)	163,100	7,186,186
		169,809,057
Household Durables - 0.3%
Blu Homes Inc (b)(c)(d)	21,093,998	6,539
DR Horton Inc	19,011	2,658,118
Garmin Ltd	26,412	5,447,739
Lennar Corp Class A	125,348	17,093,707
PulteGroup Inc	118,645	12,920,441
		38,126,544
Specialty Retail - 1.0%
Abercrombie & Fitch Co Class A (b)	25,100	3,751,697
Chewy Inc Class A (b)	31,111	1,041,907
Dick's Sporting Goods Inc	29,004	6,637,275
Fanatics Inc Class A (b)(c)(d)	139,938	8,396,280
Gap Inc/The	166,032	3,923,336
Group 1 Automotive Inc	300	126,444
O'Reilly Automotive Inc (b)	30,246	35,865,707
TJX Cos Inc/The	468,400	56,587,405
		116,330,051
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	78,304	15,902,759
Ralph Lauren Corp Class A	31,200	7,206,576
VF Corp	153,200	3,287,672
		26,397,007
TOTAL CONSUMER DISCRETIONARY		1,023,995,321

Consumer Staples - 1.4%
Beverages - 0.1%
Coca-Cola Co/The	267,850	16,676,341
Consumer Staples Distribution & Retail - 1.3%
Casey's General Stores Inc	31,223	12,371,489
Costco Wholesale Corp	117,137	107,329,120
Walmart Inc	154,500	13,959,075
		133,659,684
Food Products - 0.0%
Bowery Farming Inc (b)(c)	20,452	0
Bowery Farming Inc warrants (b)(c)(d)	7,186	0
		0
Household Products - 0.0%
Procter & Gamble Co/The	12,300	2,062,095
Personal Care Products - 0.0%
BellRing Brands Inc (b)	3,106	234,006
TOTAL CONSUMER STAPLES		152,632,126

Energy - 0.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	590,138	24,207,461
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp (b)	16,900	592,345
Cheniere Energy Inc	5,400	1,160,298
Exxon Mobil Corp	450,400	48,449,528
Marathon Petroleum Corp	7,600	1,060,200
Sable Offshore Corp (d)	352,000	8,060,800
Shell PLC ADR	79,000	4,949,350
		64,272,521
TOTAL ENERGY		88,479,982

Financials - 16.5%
Banks - 3.0%
Bank of America Corp	1,001,262	44,005,465
Citigroup Inc	365,600	25,734,584
East West Bancorp Inc	39,606	3,792,671
First Citizens BancShares Inc/NC Class A	7,100	15,002,442
JPMorgan Chase & Co	792,824	190,047,841
Wells Fargo & Co	823,900	57,870,736
		336,453,739
Capital Markets - 1.7%
Bank of New York Mellon Corp/The	268,500	20,628,855
Blackstone Inc	41,900	7,224,398
Charles Schwab Corp/The	14,800	1,095,348
Goldman Sachs Group Inc/The	80,300	45,981,386
Interactive Brokers Group Inc Class A	24,700	4,363,749
KKR & Co Inc Class A	60,500	8,948,555
Moody's Corp	72,304	34,226,544
Morgan Stanley	432,400	54,361,329
MSCI Inc	8,911	5,346,689
Raymond James Financial Inc	15,400	2,392,082
S&P Global Inc	2,200	1,095,666
Tulco LLC (b)(c)(d)(h)	7,549	6,323,495
		191,988,096
Consumer Finance - 0.9%
American Express Co	256,197	76,036,708
Capital One Financial Corp	99,300	17,707,176
Discover Financial Services	58,971	10,215,545
		103,959,429
Financial Services - 8.9%
Apollo Global Management Inc	6,900	1,139,604
Berkshire Hathaway Inc Class A (b)	1,004	683,643,680
Block Inc Class A (b)	12,300	1,045,377
Fiserv Inc (b)	158,000	32,456,360
Mastercard Inc Class A	85,500	45,021,735
Paymentus Holdings Inc Class A (b)	13,813	451,271
PayPal Holdings Inc (b)	510,600	43,579,710
Shift4 Payments Inc Class A (b)(g)	57,900	6,008,862
Toast Inc Class A (b)	81,200	2,959,740
Visa Inc Class A	598,600	189,181,544
		1,005,487,883
Insurance - 2.0%
American International Group Inc	248,100	18,061,680
Aon PLC	6,200	2,226,792
Arthur J Gallagher & Co	110,111	31,255,007
Chubb Ltd	182,268	50,360,648
Marsh & McLennan Cos Inc	183,800	39,040,958
Progressive Corp/The	241,500	57,865,816
The Travelers Companies, Inc.	108,108	26,042,136
Willis Towers Watson PLC	3,600	1,127,664
		225,980,701
TOTAL FINANCIALS		1,863,869,848

Health Care - 8.2%
Biotechnology - 3.0%
Alnylam Pharmaceuticals Inc (b)	42,900	10,094,799
Apogee Therapeutics Inc (b)	20,200	915,060
Arcellx Inc (b)	26,700	2,047,623
Avidity Biosciences Inc (b)	60,952	1,772,484
Crinetics Pharmaceuticals Inc (b)	19,800	1,012,374
Denali Therapeutics Inc (b)	88,440	1,802,407
Exelixis Inc (b)	22,700	755,910
Gilead Sciences Inc	38,300	3,537,771
Insmed Inc (b)	20,600	1,422,224
Janux Therapeutics Inc (b)	35,600	1,906,024
Moderna Inc (b)	32,400	1,347,192
Natera Inc (b)	7,700	1,218,910
Recursion Pharmaceuticals Inc Class A (b)(g)	89,600	605,696
Regeneron Pharmaceuticals Inc (b)	174,961	124,629,969
United Therapeutics Corp (b)	23,300	8,221,172
Vertex Pharmaceuticals Inc (b)	407,800	164,221,061
Viking Therapeutics Inc (b)	16,900	680,056
		326,190,732
Health Care Equipment & Supplies - 2.1%
Alcon AG (United States)	320,100	27,173,289
Boston Scientific Corp (b)	656,400	58,629,648
Cooper Cos Inc/The (b)	17,204	1,581,564
Glaukos Corp (b)	7,772	1,165,334
Globus Medical Inc Class A (b)	14,600	1,207,566
Insulet Corp (b)	4,400	1,148,708
Intuitive Surgical Inc (b)	222,250	116,005,610
PROCEPT BioRobotics Corp (b)	9,900	797,147
Stryker Corp	83,100	29,920,155
		237,629,021
Health Care Providers & Services - 0.5%
BrightSpring Health Services Inc (b)	39,709	676,244
HCA Healthcare Inc	66,300	19,899,945
Tenet Healthcare Corp (b)	273,602	34,536,781
		55,112,970
Health Care Technology - 0.0%
Doximity Inc Class A (b)	63,800	3,406,282
Veeva Systems Inc Class A (b)	4,245	892,511
		4,298,793
Life Sciences Tools & Services - 0.0%
Veterinary Emergency Group (b)(c)(d)(h)	80,233	5,097,202
Pharmaceuticals - 2.6%
Eli Lilly & Co	328,352	253,487,744
Intra-Cellular Therapies Inc (b)	98,405	8,218,786
Merck & Co Inc	304,300	30,271,764
		291,978,294
TOTAL HEALTH CARE		920,307,012

Industrials - 8.6%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (b)	38,800	23,059,616
Boeing Co (b)	19,320	3,419,640
GE Aerospace	719,837	120,061,613
HEICO Corp	1,900	451,706
Howmet Aerospace Inc	379,000	41,451,230
Leonardo DRS Inc (b)	71,340	2,304,995
Loar Holdings Inc	14,700	1,086,477
Relativity Space Inc warrants (b)(c)(d)	8,037	2,090
Space Exploration Technologies Corp (b)(c)(d)	213,857	39,563,545
Space Exploration Technologies Corp Class C (b)(c)(d)	15,483	2,864,355
TransDigm Group Inc	16,400	20,783,392
		255,048,659
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	28,830	1,209,418
Building Products - 1.0%
AZEK Co Inc/The Class A (b)	22,200	1,053,834
Carrier Global Corp	131,300	8,962,538
Trane Technologies PLC	284,600	105,117,010
		115,133,382
Commercial Services & Supplies - 0.8%
Cintas Corp	113,324	20,704,295
Clean Harbors Inc (b)	185,075	42,593,161
GFL Environmental Inc Subordinate Voting Shares	403,400	17,983,145
Republic Services Inc	11,600	2,333,688
Veralto Corp	63,151	6,431,929
		90,046,218
Construction & Engineering - 0.0%
Comfort Systems USA Inc	5,100	2,162,706
EMCOR Group Inc	1,200	544,680
		2,707,386
Electrical Equipment - 2.3%
Eaton Corp PLC	315,113	104,576,551
GE Vernova Inc	303,834	99,940,118
Generac Holdings Inc (b)	25,100	3,891,755
Hubbell Inc	97,856	40,990,900
Vertiv Holdings Co Class A	59,100	6,714,351
		256,113,675
Ground Transportation - 0.1%
Uber Technologies Inc (b)	82,047	4,949,075
XPO Inc (b)	5,600	734,440
		5,683,515
Industrial Conglomerates - 0.4%
3M Co	349,600	45,129,864
Machinery - 0.6%
Caterpillar Inc	53,300	19,335,108
Deere & Co	12,800	5,423,360
Ingersoll Rand Inc	27,500	2,487,650
PACCAR Inc	162,390	16,891,808
Parker-Hannifin Corp	34,900	22,197,447
Westinghouse Air Brake Technologies Corp	25,200	4,777,668
		71,113,041
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)(g)	32,200	2,084,950
Professional Services - 0.3%
Dayforce Inc (b)(g)	71,598	5,200,879
Leidos Holdings Inc	4,781	688,750
Paycom Software Inc	31,349	6,425,605
UL Solutions Inc Class A	50,700	2,528,916
Verisk Analytics Inc	64,900	17,875,407
		32,719,557
Trading Companies & Distributors - 0.8%
FTAI Aviation Ltd	42,100	6,064,084
United Rentals Inc	52,500	36,983,100
WW Grainger Inc	48,419	51,036,047
		94,083,231
TOTAL INDUSTRIALS		971,072,896

Information Technology - 23.5%
Communications Equipment - 1.3%
Arista Networks Inc	1,229,796	135,929,352
Motorola Solutions Inc	19,700	9,105,931
		145,035,283
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	2,685,162	186,484,501
Coherent Corp (b)	15,900	1,506,207
Sanmina Corp (b)	3,600	272,412
Zebra Technologies Corp Class A (b)	3,000	1,158,660
		189,421,780
IT Services - 0.2%
Asac II LP (b)(c)(d)	2,013,117	338,204
Cloudflare Inc Class A (b)	76,000	8,183,680
Gartner Inc (b)	13,013	6,304,408
GoDaddy Inc Class A (b)	19,406	3,830,162
Kyndryl Holdings Inc (b)	81,580	2,822,668
Twilio Inc Class A (b)	26,900	2,907,352
X Holdings Corp Class A (b)(c)(d)	32,510	992,530
		25,379,004
Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices Inc (b)	18,553	2,241,017
Analog Devices Inc	39,400	8,370,924
Applied Materials Inc	8,500	1,382,354
ARM Holdings PLC ADR (b)	52,010	6,415,954
Astera Labs Inc (b)	57,966	7,677,597
Broadcom Inc	530,900	123,083,856
Marvell Technology Inc	64,617	7,136,948
Monolithic Power Systems Inc	3,532	2,089,884
NVIDIA Corp	8,241,000	1,106,683,890
		1,265,082,424
Software - 6.4%
Alkami Technology Inc (b)	4,800	176,063
Appfolio Inc Class A (b)	3,800	937,536
Applied Intuition Inc Class A (c)(d)	10,963	679,706
AppLovin Corp Class A (b)	3,500	1,133,405
Atlassian Corp Class A (b)	3,300	803,154
Cadence Design Systems Inc (b)	122,262	36,734,841
Clear Secure Inc Class A	87,918	2,342,136
Coreweave Inc Class A (c)(d)	8,948	8,409,778
CyberArk Software Ltd (b)	37,951	12,643,376
Datadog Inc Class A (b)	47,747	6,822,569
DocuSign Inc (b)	87,849	7,901,139
Dynatrace Inc (b)	12,000	652,200
Fair Isaac Corp (b)	200	398,185
Figma Inc Class A (c)(d)	84,800	2,376,944
Fortinet Inc (b)	192,989	18,233,601
HubSpot Inc (b)	1,600	1,114,832
Klaviyo Inc Class A (b)	46,857	1,932,383
Magic Leap Inc Class A (b)(c)(d)	72,297	1
Magic Leap Inc warrants (b)(c)(d)	39,573	0
Microsoft Corp	1,168,549	492,543,404
Monday.com Ltd (b)	10,900	2,566,296
Onestream Inc Class A	33,011	941,474
OpenAI Global LLC rights (b)(c)(d)	5,771,073	5,771,073
Oracle Corp	5,400	899,856
Palo Alto Networks Inc (b)	27,000	4,912,920
Rubrik Inc Class A (b)	32,400	2,117,664
Salesforce Inc	99,094	33,130,097
Samsara Inc Class A (b)	213,505	9,328,033
Servicenow Inc (b)	46,800	49,613,616
ServiceTitan Inc Class A (b)(g)	5,000	514,350
Stripe Inc Class B (b)(c)(d)	26,700	734,517
Tanium Inc Class B (b)(c)(d)	408,212	3,751,468
Zoom Communications Inc Class A (b)	92,800	7,573,408
		717,690,025
Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc	1,197,700	299,928,034
Dell Technologies Inc Class C	22,419	2,583,566
		302,511,600
TOTAL INFORMATION TECHNOLOGY		2,645,120,116

Materials - 0.4%
Chemicals - 0.1%
Air Products and Chemicals Inc	3,600	1,044,144
Sherwin-Williams Co/The	29,091	9,888,904
		10,933,048
Construction Materials - 0.1%
CRH PLC	84,300	7,799,435
Containers & Packaging - 0.1%
International Paper Co	140,700	7,572,474
Silgan Holdings Inc	7,000	364,350
		7,936,824
Metals & Mining - 0.1%
ATI Inc (b)	27,850	1,532,864
Freeport-McMoRan Inc	323,000	12,299,840
Ivanhoe Electric Inc / US (b)	262,700	1,983,385
Steel Dynamics Inc	6,139	700,276
		16,516,365
TOTAL MATERIALS		43,185,672

Real Estate - 0.2%
Health Care REITs - 0.0%
Welltower Inc	60,900	7,675,227
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	199,624	26,208,635
TOTAL REAL ESTATE		33,883,862

Utilities - 0.7%
Electric Utilities - 0.5%
American Electric Power Co Inc	10,900	1,005,307
Constellation Energy Corp	180,848	40,457,506
NRG Energy Inc	79,800	7,199,556
PG&E Corp	168,400	3,398,312
Southern Co/The	16,500	1,358,280
		53,418,961
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	169,957	23,431,972
TOTAL UTILITIES		76,850,933

TOTAL UNITED STATES		10,207,393,843
TOTAL COMMON STOCKS (Cost $4,033,730,873)		10,865,150,503

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	37,932	9,394,239
UNITED STATES - 1.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	19,024	3,995
Rad Power Bikes Inc Series C (b)(c)(d)	74,857	42,668
Rad Power Bikes Inc Series D (b)(c)(d)	127,700	121,316
		167,979
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	800	197,616
TOTAL CONSUMER DISCRETIONARY		365,595

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	3,340	112,457
GoBrands Inc Series H (b)(c)(d)	3,970	171,345
		283,802
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	23,737	1,760,811
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	194,500	564,050
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	79,800	790,818
Lyra Health Inc Series F (b)(c)(d)	4,099	40,621
Somatus Inc Series E (b)(c)(d)	842	931,479
		1,762,918
TOTAL HEALTH CARE		2,326,968

Industrials - 1.3%
Aerospace & Defense - 1.2%
Relativity Space Inc Series E (b)(c)(d)	125,290	117,773
Relativity Space Inc Series F (b)(c)(d)	80,375	75,552
Space Exploration Technologies Corp Series G (b)(c)(d)	36,460	67,451,000
Space Exploration Technologies Corp Series H (b)(c)(d)	7,256	13,423,600
Space Exploration Technologies Corp Series N (b)(c)(d)	24,552	45,421,200
		126,489,125
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	66,084	2,772,224
Zipline International Inc Series F (b)(c)(d)	129,467	5,431,141
Zipline International Inc Series G (c)(d)	59,655	2,502,527
		10,705,892
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	15,787	2,124,299
Beta Technologies Inc Series C, 6% (c)(d)	16,200	1,872,396
		3,996,695
TOTAL INDUSTRIALS		141,191,712

Information Technology - 0.1%
Software - 0.1%
Applied Intuition Inc Series A2 (c)(d)	14,271	884,802
Applied Intuition Inc Series B2 (c)(d)	6,881	426,622
Magic Leap Inc Series AA (b)(c)(d)	275,569	2
MOLOCO Inc Series A (b)(c)(d)	35,442	2,314,363
Nuro Inc/CA Series C (b)(c)(d)	190,290	624,152
Nuro Inc/CA Series D (b)(c)(d)	36,736	152,454
Stripe Inc Series H (b)(c)(d)	11,500	316,365
Stripe Inc Series I (b)(c)(d)	128,075	3,523,343
xAI Corp Series C (c)(d)	264,240	5,720,796
		13,962,899
TOTAL UNITED STATES		159,891,787
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $61,025,008)		169,286,026

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $150,651)	150,652	196,585

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	517,220,879	517,324,323
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	18,527,150	18,529,003
TOTAL MONEY MARKET FUNDS (Cost $535,853,326)			535,853,326

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $4,630,759,858)	11,570,486,440
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(305,349,831)
NET ASSETS - 100.0%	11,265,136,609

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $282,922,149 or 2.5% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,827,957 or 0.0% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,827,957 or 0.0% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/02/24	654,435

Applied Intuition Inc Series A2	7/02/24	851,906

Applied Intuition Inc Series B2	7/02/24	410,761

Asac II LP	10/10/13	155,030

Beta Technologies Inc Series B, 6%	4/04/22	1,628,745

Beta Technologies Inc Series C, 6%	10/24/24	1,854,414

Blu Homes Inc	5/21/20	36,484

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	4,156,368

Canva Inc Class A	3/18/24	7,359,962

Coreweave Inc Class A	11/29/23 - 10/03/24	3,521,059

Discord Inc Series I	9/15/21	440,500

ElevateBio LLC Series C	3/09/21	815,928

Epic Games Inc	7/13/20 - 7/30/20	4,082,500

Fanatics Inc Class A	8/13/20 - 12/15/21	4,645,245

Figma Inc Class A	5/15/24	1,966,766

GoBrands Inc Series G	3/02/21	834,056

GoBrands Inc Series H	7/22/21	1,542,308

Lyra Health Inc Series E	1/14/21	730,697

Lyra Health Inc Series F	6/04/21	64,372

Magic Leap Inc Class A	10/17/14 - 10/06/17	35,136,390

Magic Leap Inc Series AA	7/07/20	4,756,362

Magic Leap Inc warrants	7/07/20	0

MOLOCO Inc Series A	6/26/23	2,126,520

Nuro Inc/CA Series C	10/30/20	2,484,160

Nuro Inc/CA Series D	10/29/21	765,788

OpenAI Global LLC rights	9/30/24	5,771,073

Rad Power Bikes Inc	1/21/21	703,890

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	150,652

Rad Power Bikes Inc Series A	1/21/21	91,769

Rad Power Bikes Inc Series C	1/21/21	361,098

Rad Power Bikes Inc Series D	9/17/21	1,223,851

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc Series E	5/27/21	2,861,010

Relativity Space Inc Series F	11/14/23	1,821,860

Relativity Space Inc warrants	11/14/23	0

Sable Offshore Corp	1/16/24	3,520,000

Somatus Inc Series E	1/31/22	734,759

Space Exploration Technologies Corp	10/16/15 - 7/01/24	3,291,302

Space Exploration Technologies Corp Class C	9/11/17 - 7/01/24	962,841

Space Exploration Technologies Corp Series G	1/20/15	2,824,192

Space Exploration Technologies Corp Series H	8/04/17	979,560

Space Exploration Technologies Corp Series N	8/04/20	6,629,040

Starling Bank Ltd Class D	6/18/21 - 4/05/22	3,151,960

Stripe Inc Class B	5/18/21	1,071,428

Stripe Inc Series H	3/15/21	461,438

Stripe Inc Series I	3/20/23 - 5/12/23	2,578,680

Tanium Inc Class B	4/21/17 - 9/18/20	3,439,433

Tenstorrent Holdings Inc Series C1	4/23/21	1,411,288

Tulco LLC	8/24/17 - 12/14/17	2,643,700

Veterinary Emergency Group	9/16/21 - 10/02/24	3,668,762

X Holdings Corp Class A	10/25/22	3,251,000

xAI Corp Series C	11/22/24	5,720,796

Zipline International Inc	10/12/21	1,037,880

Zipline International Inc Series E	12/21/20	2,156,281

Zipline International Inc Series F	4/11/23	5,204,198

Zipline International Inc Series G	6/07/24	2,502,307

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	252,115,689	2,937,442,419	2,672,233,117	12,027,472	(668)	-	517,324,323	517,220,879	1.0%
Fidelity Securities Lending Cash Central Fund	29,369,645	267,647,212	278,487,854	66,428	-	-	18,529,003	18,527,150	0.1%
Total	281,485,334	3,205,089,631	2,950,720,971	12,093,900	(668)	-	535,853,326	535,748,029

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,398,689,813	2,384,437,122	9,435,270	4,817,421
Consumer Discretionary	1,138,293,705	1,101,118,393	28,663,511	8,511,801
Consumer Staples	155,177,709	155,177,709	-	-
Energy	120,235,732	120,235,732	-	-
Financials	2,023,831,558	1,994,529,664	14,851,798	14,450,096
Health Care	1,011,745,711	1,006,648,509	-	5,097,202
Industrials	1,021,834,238	953,564,488	24,630,342	43,639,408
Information Technology	2,762,473,878	2,726,152,046	4,434,990	31,886,842
Materials	122,133,364	122,133,364	-	-
Real Estate	33,883,862	33,883,862	-	-
Utilities	76,850,933	76,850,933	-	-

Convertible Preferred Stocks
Communication Services	9,394,239	-	-	9,394,239
Consumer Discretionary	365,595	-	-	365,595
Consumer Staples	283,802	-	-	283,802
Financials	1,760,811	-	-	1,760,811
Health Care	2,326,968	-	-	2,326,968
Industrials	141,191,712	-	-	141,191,712
Information Technology	13,962,899	-	-	13,962,899

Preferred Securities
Consumer Discretionary	196,585	-	-	196,585

Money Market Funds	535,853,326	535,853,326	-	-
Total Investments in Securities:	11,570,486,440	11,210,585,148	82,015,911	277,885,381
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Beginning Balance	$169,023,837
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	82,745,539
Cost of Purchases	30,195,297
Proceeds of Sales	(2,095,695)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1,983,597)
Ending Balance	$277,885,381
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2024	$81,730,291

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $18,071,736) - See accompanying schedule:
Unaffiliated issuers (cost $4,094,906,532)	$11,034,633,114
Fidelity Central Funds (cost $535,853,326)	535,853,326

Total Investment in Securities (cost $4,630,759,858)		$11,570,486,440
Cash		8,128
Foreign currency held at value (cost $28,042)		27,375
Receivable for investments sold		4,687,099
Receivable for fund shares sold		7,219
Dividends receivable		2,746,878
Distributions receivable from Fidelity Central Funds		1,233,611
Other receivables		16
Total assets		11,579,196,766
Liabilities
Payable for fund shares redeemed	$295,493,762
Other payables and accrued expenses	40,370
Collateral on securities loaned	18,526,025
Total liabilities		314,060,157
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$11,265,136,609
Net Assets consist of:
Paid in capital		$4,263,679,192
Total accumulated earnings (loss)		7,001,457,417
Net Assets		$11,265,136,609
Net Asset Value, offering price and redemption price per share ($11,265,136,609 ÷ 465,690,504 shares)		$24.19
Consolidated Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$64,377,090
Income from Fidelity Central Funds (including $66,428 from security lending)		12,093,900
Total income		76,470,990
Expenses
Custodian fees and expenses	$147,630
Independent trustees' fees and expenses	46,142
Miscellaneous	54
Total expenses before reductions	193,826
Expense reductions	(6,096)
Total expenses after reductions		187,730
Net Investment income (loss)		76,283,260
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $90,459)	854,353,889
Fidelity Central Funds	(668)
Foreign currency transactions	(69,926)
Total net realized gain (loss)		854,283,295
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $88,787)	2,343,970,829
Unfunded commitments	102,665
Assets and liabilities in foreign currencies	(31,598)
Total change in net unrealized appreciation (depreciation)		2,344,041,896
Net gain (loss)		3,198,325,191
Net increase (decrease) in net assets resulting from operations		$3,274,608,451
Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,283,260	$102,703,707
Net realized gain (loss)	854,283,295	(9,905,289)
Change in net unrealized appreciation (depreciation)	2,344,041,896	2,422,989,554
Net increase (decrease) in net assets resulting from operations	3,274,608,451	2,515,787,972
Distributions to shareholders	(718,744,210)	(95,371,154)

Share transactions
Proceeds from sales of shares	1,933,282,136	874,791,955
Reinvestment of distributions	718,744,208	95,371,154
Cost of shares redeemed	(3,328,013,195)	(2,073,553,948)

Net increase (decrease) in net assets resulting from share transactions	(675,986,851)	(1,103,390,839)
Total increase (decrease) in net assets	1,879,877,390	1,317,025,979

Net Assets
Beginning of period	9,385,259,219	8,068,233,240
End of period	$11,265,136,609	$9,385,259,219

Other Information
Shares
Sold	83,422,935	53,382,549
Issued in reinvestment of distributions	28,521,596	5,254,609
Redeemed	(143,983,858)	(124,634,354)
Net increase (decrease)	(32,039,327)	(65,997,196)

Consolidated Financial Highlights
Fidelity® Series Opportunistic Insights Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.86	$14.31	$20.74	$20.25	$18.10
Income from Investment Operations
Net investment income (loss) A,B	.16	.19	.20	.14	.12
Net realized and unrealized gain (loss)	6.76	4.55	(5.44)	4.79	5.36
Total from investment operations	6.92	4.74	(5.24)	4.93	5.48
Distributions from net investment income	(.18)	(.19)	(.18)	(.20)	(.16)
Distributions from net realized gain	(1.42)	-	(1.00)	(4.24)	(3.18)
Total distributions	(1.59) C	(.19)	(1.19) C	(4.44)	(3.33) C
Net asset value, end of period	$24.19	$18.86	$14.31	$20.74	$20.25
Total Return D	36.35%	33.20%	(25.73)%	24.81%	31.18%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	.70%	1.17%	1.23%	.61%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$11,265,137	$9,385,259	$8,068,233	$8,020,606	$7,673,290
Portfolio turnover rate H	23%	29%	36%	43%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$108,402,770	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 61.8 / 12.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	21.3 - 33.4 / 31.2	Increase
			Enterprise value/Net income multiple (EV/NI)	14.0	Increase
		Recovery value	Recovery value	$0.00 - $0.17 / $0.13	Increase
		Black scholes	Discount rate	4.3% - 4.4% / 4.4%	Increase
			Term	1.0 - 5.0 / 2.2	Increase
			Volatility	60.0% - 100.0% / 60.4%	Increase
Convertible Preferred Stocks	$169,286,026	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 61.8 / 26.2	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	33.4	Increase
		Market approach	Transaction price	$20.85	Increase
			Discount rate	85.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.3% - 4.4% / 4.3%	Increase
			Term	2.0 - 5.0 / 2.7	Increase
			Volatility	60.0% - 80.0% / 77.2%	Increase
Preferred Securities	$196,585	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.4%	Increase
			Term	2.1	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,014,581,426
Gross unrealized depreciation	(106,211,159)
Net unrealized appreciation (depreciation)	$6,908,370,267
Tax Cost	$4,662,116,173

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$93,109,955
Net unrealized appreciation (depreciation) on securities and other investments	$6,908,347,464

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$79,107,068	$95,371,154
Long-term Capital Gains	639,637,142	-
Total	$718,744,210	$95,371,154

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Series Opportunistic Insights Fund	Space Exploration Technologies Corp. Class A	41,070	-
Fidelity Series Opportunistic Insights Fund	Space Exploration Technologies Corp. Class C	902,430	-

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Series Opportunistic Insights Fund	11,420,697.10

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Opportunistic Insights Fund	2,465,022,672	3,777,908,890

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Opportunistic Insights Fund	37,869

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Opportunistic Insights Fund	99,323,105	223,597,853	71,050,177

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Opportunistic Insights Fund	6,875	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,096.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Series Opportunistic Insights Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Series Opportunistic Insights Fund and its subsidiaries (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $826,123,454, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $12,000,229 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 66% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 81.31% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	107,413,165,703.86	95.45
Withheld	5,115,205,734.52	4.55
TOTAL	112,528,371,438.38	100.00
Robert A. Lawrence
Affirmative	106,925,132,614.87	95.02
Withheld	5,603,238,823.51	4.98
TOTAL	112,528,371,438.38	100.00
Vijay C. Advani
Affirmative	106,908,299,345.67	95.01
Withheld	5,620,072,092.71	4.99
TOTAL	112,528,371,438.38	100.00
Thomas P. Bostick
Affirmative	107,023,189,484.37	95.11
Withheld	5,505,181,954.01	4.89
TOTAL	112,528,371,438.38	100.00
Donald F. Donahue
Affirmative	107,148,439,746.95	95.22
Withheld	5,379,931,691.43	4.78
TOTAL	112,528,371,438.38	100.00
Vicki L. Fuller
Affirmative	107,159,480,594.93	95.23
Withheld	5,368,890,843.45	4.77
TOTAL	112,528,371,438.38	100.00
Patricia L. Kampling
Affirmative	107,220,897,546.66	95.28
Withheld	5,307,473,891.72	4.72
TOTAL	112,528,371,438.38	100.00
Thomas A. Kennedy
Affirmative	107,004,892,718.66	95.09
Withheld	5,523,478,719.73	4.91
TOTAL	112,528,371,438.38	100.00
Oscar Munoz
Affirmative	106,701,787,976.15	94.82
Withheld	5,826,583,462.23	5.18
TOTAL	112,528,371,438.38	100.00
Karen B. Peetz
Affirmative	107,369,162,431.54	95.42
Withheld	5,159,209,006.84	4.58
TOTAL	112,528,371,438.38	100.00
David M. Thomas
Affirmative	106,815,962,138.16	94.92
Withheld	5,712,409,300.22	5.08
TOTAL	112,528,371,438.38	100.00
Susan Tomasky
Affirmative	107,029,000,908.81	95.11
Withheld	5,499,370,529.58	4.89
TOTAL	112,528,371,438.38	100.00
Michael E. Wiley
Affirmative	106,863,215,681.69	94.97
Withheld	5,665,155,756.69	5.03
TOTAL	112,528,371,438.38	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.951052.112
O1T-ANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025